UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2918

DUPREE MUTUAL FUNDS

(Exact Name of Registrant as Specified in Charter)

125 South Mill Street, Vine Center, Suite 100

Lexington, Kentucky 40507

(Address of Principal Executive Offices) (Zip Code)

Allen E. Grimes, III

DUPREE MUTUAL FUNDS 125 South Mill Street, Vine Center, Suite 100 Lexington

KY 40507

(Name and address of agent for service)

Registrants telephone number, including area code: (859) 254 7741

Date of fiscal year end: June 30

Date of reporting period: March 31, 2017

Item 1.	Schedule of Investments.

DUPREE MUTUAL FUNDS – ALABAMA TAX-FREE INCOME SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Alabama Municipal Bonds — 100% of Net Assets March 31, 2017	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
PREREFUNDED BONDS
23.19% of Net Assets
AL State Public School & College Authority Capital Improvement	5.000%	12/01/2024	Aa1	$100,000	$102,750
AL State Public School & College Authority Capital Improvement	5.000	12/01/2025	Aa1	390,000	400,733
AL State Public School & College Authority Refinancing	5.000	05/01/2024	Aa1	125,000	134,905
Albertville AL Warrants	5.000	02/01/2035	AA*	110,000	117,806
Auburn University AL General Fee Revenue	5.000	06/01/2033	Aa2	95,000	95,664
Auburn University AL General Fee Revenue	5.000	06/01/2022	Aa2	50,000	52,350
Auburn University AL General Fee Revenue	5.000	06/01/2036	Aa2	150,000	171,387
Birmingham AL Waterworks Board Water Revenue	4.750	01/01/2036	Aa2	215,000	241,135
Elmore County AL Public Education Cooperative	5.000	08/01/2032	Aa3	50,000	50,687
Fort Payne AL Waterworks Board Water Revenue	4.750	07/01/2034	AA-*	100,000	107,925
Huntsville AL Public Building Authority Lease Revenue	5.000	10/01/2027	Aa1	130,000	130,000
Huntsville AL Public Building Authority Lease Revenue	5.000	10/01/2033	Aa1	65,000	65,000
Huntsville AL Water System Revenue	5.000	11/01/2033	Aa1	175,000	182,600
Jacksonville AL State University	5.125	12/01/2033	AA*	235,000	250,616
Madison County AL Board of Education Capital Outlay Tax	4.950	09/01/2025	Aa3	100,000	105,556
Madison County AL Board of Education Capital Outlay Tax	5.100	09/01/2028	Aa3	285,000	301,436
Madison County AL Board of Education Capital Outlay Tax	5.125	09/01/2034	Aa3	505,000	534,300
Mobile AL Public Education Building Authority	5.000	03/01/2033	A3	200,000	207,298
Morgan County AL Board of Education Capital Outlay Warrants	5.000	03/01/2035	NR	155,000	181,488
Muscle Shoals AL Utilities Board Water & Sewer	5.750	12/01/2033	NR	330,000	355,324
Muscle Shoals AL Utilities Board Water & Sewer	5.750	12/01/2033	AA-*	100,000	107,778
North Marshall AL Utilities Board Water Revenue	5.100	10/01/2030	AA*	375,000	397,485
Phenix City AL Water & Sewer	5.000	08/15/2034	A3	75,000	81,719
Tallassee AL Water Gas & Sewer Warrants	5.125	05/01/2036	A2	65,000	72,595
Troy AL Public Educational Building Authority	5.250	12/01/2036	A2	195,000	221,813
Tuscaloosa AL Public Education Building Authority Student Housing	6.375	07/01/2028	AA*	250,000	266,808
Tuscaloosa AL Public Education Building Authority Student Housing	6.750	07/01/2033	AA*	495,000	530,581
University of South AL University Revenues Facilities	5.000	08/01/2029	Aa1	550,000	579,057
University of South AL University Revenues Facilities	4.750	08/01/2033	Aa1	100,000	104,953

					6,151,749
SCHOOL IMPROVEMENT BONDS
21.07% of Net Assets
Alabaster AL Board of Education Special Tax Warrants	5.000	09/01/2039	A1	600,000	665,350
Decatur City AL Board of Education Special Tax	5.000	02/01/2040	Aa2	225,000	248,587
Etowah County AL Board of Education Capital Outlay Tax	5.000	09/01/2037	A+*	200,000	220,172
Jasper AL Warrants	5.000	03/01/2032	A2	450,000	503,739
Limestone County AL Board of Education	5.000	07/01/2033	AA*	255,000	284,651
Madison AL School Warrants	4.000	02/01/2034	Aa2	350,000	363,454
Madison County AL Board of Education Capital Outlay	5.000	09/01/2031	Aa3	660,000	752,605
Marshall County AL Board of Education Special Tax School Warrants	4.000	03/01/2033	A2	250,000	258,335
Montgomery AL Warrants	5.000	03/01/2028	Aa1	35,000	35,094
Montgomery County AL Board of Education Capital Outlay School Warrants	5.000	09/01/2039	AA*	150,000	165,554
Morgan County AL Board of Education Capital Outlay Warrants	5.000	03/01/2035	AA-*	895,000	1,006,517
Opelika AL Warrants	5.000	11/01/2031	Aa2	150,000	168,771
Shelby County AL Board of Education Capital Outlay Warrants	5.000	02/01/2031	Aa2	615,000	677,478
Shelby County AL Board of Education Special Tax School Warrants	5.000	02/01/2025	Aa3	5,000	5,002
Sumter County AL Limited Obligation School Warrants	5.100	02/01/2034	NR	100,000	101,443
Sumter County AL Limited Obligation School Warrants	5.200	02/01/2039	NR	95,000	96,352
Troy AL Public Educational Building Authority	5.250	12/01/2036	A2	30,000	33,183

					5,586,287
MUNICIPAL UTILITY REVENUE BONDS
19.97% of Net Assets
Auburn AL Waterworks Board Water Revenue	5.000	09/01/2036	Aa2	250,000	286,940
Bessemer AL Governmental Utility Services Water Supply	4.750	06/01/2033	A2	100,000	100,490
Birmingham AL Waterworks	4.000	01/01/2037	Aa2	110,000	113,861
Birmingham AL Waterworks Board	4.000	01/01/2038	Aa2	205,000	211,343
Birmingham AL Waterworks Board Water Revenue	5.000	01/01/2026	Aa2	80,000	89,302
Birmingham AL Waterworks Board Water Revenue	5.000	01/01/2038	Aa2	550,000	599,478
Birmingham AL Waterworks Board Water Revenue	5.000	01/01/2040	Aa2	150,000	167,196
Chatom AL Industrial Board Gulf Opportunity Zone	5.000	08/01/2037	A3	150,000	163,676
Cullman AL Utility Board WaterRevenue	4.750	09/01/2037	A1	400,000	425,236
Huntsville AL Water System Revenue	5.000	11/01/2033	Aa1	125,000	129,916
Jasper AL Waterworks and Sewer Board Utility Revenue	5.000	06/01/2030	A+*	455,000	496,965
Limestone County AL Water & Sewer Authority	5.000	12/01/2034	A*	250,000	283,553
Limestone County AL Water & Sewer Authority	5.000	12/01/2033	A*	300,000	331,347
Limestone County AL Water & Sewer Authority	4.750	12/01/2035	AA*	400,000	430,008
Limestone County AL Water & Sewer Authority	4.750	12/01/2034	AA*	375,000	418,676
Limestone County AL Water & Sewer Authority Water Revenue	4.750	12/01/2033	AA*	290,000	325,058
Opelika AL Water Board Revenue	5.000	06/01/2037	Aa3	250,000	267,488
Opelika AL Water Board Revenue	5.250	06/01/2036	Aa3	70,000	76,584
Phenix City AL Water & Sewer	5.000	08/15/2034	A3	15,000	16,110
Tallassee AL Water Gas & Sewer Warrants	5.125	05/01/2036	A2	10,000	10,777
West Morgan East Lawrence AL Water & Sewer	4.750	08/15/2030	AA*	75,000	81,054
West Morgan East Lawrence AL Water & Sewer	4.850	08/15/2035	AA*	250,000	271,073

					5,296,131

DUPREE MUTUAL FUNDS – ALABAMA TAX-FREE INCOME SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Alabama Municipal Bonds — 100% of Net Assets March 31, 2017	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
PUBLIC FACILITIES REVENUE BONDS
12.41% of Net Assets
Anniston AL Public Building Authority	5.000%	03/01/2032	A2	$400,000	$433,502
Anniston AL Public Building Authority DHR Project	5.250	05/01/2030	AA-*	50,000	54,898
Anniston AL Public Building Authority DHR Project	5.500	05/01/2033	AA-*	200,000	220,638
Bessemer AL Public Educational Building Authority Revenue	5.000	07/01/2030	AA*	250,000	269,870
Huntsville AL Public Building Authority Lease Revenue	5.000	10/01/2027	Aa1	245,000	245,483
Huntsville AL Public Building Authority Lease Revenue	5.000	10/01/2033	Aa1	110,000	110,206
Lowndes County AL Warrants	5.250	02/01/2037	A2	250,000	268,528
Montgomery AL Warrants	5.000	02/01/2030	A1	300,000	326,394
Trussville AL Warrants	5.000	10/01/2039	Aa2	1,220,000	1,360,837

					3,290,356
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
6.99% of Net Assets
AL Incentives Financing Authority Special Obligation	5.000	09/01/2029	A+*	125,000	134,785
Jasper AL Warrants	5.000	03/01/2031	A2	250,000	281,183
Madison AL Warrants	5.000	04/01/2035	Aa2	350,000	392,060
Mobile AL Refunding Warrants	5.000	02/15/2027	Aa2	335,000	357,589
Tuscaloosa AL Warrants	5.000	10/15/2034	Aa1	175,000	186,921
Tuscaloosa AL Warrants	5.125	01/01/2039	Aa1	150,000	160,488
Tuscaloosa AL Warrants	5.000	07/01/2034	Aa1	300,000	340,074

					1,853,100
REFUNDING BONDS
6.03% of Net Assets
Enterprise AL Warrants	4.500	11/01/2032	Aa3	115,000	122,889
Northport AL Warrants	5.000	08/01/2040	AA-*	735,000	819,819
Shelby County Alabama	4.000	08/15/2038	AA+*	250,000	259,013
Tuscaloosa AL Warrants	5.000	01/01/2032	Aa1	350,000	396,816

					1,598,537
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
5.63% of Net Assets
AL State Private Colleges & Universities Tuskegee University	4.750	09/01/2026	AA*	460,000	460,856
Jacksonville AL State University	5.125	12/01/2033	AA*	215,000	229,396
Troy University AL Facilities Revenue	5.000	11/01/2028	A1	250,000	287,195
University of AL Birmingham	5.000	10/01/2037	Aa2	225,000	253,946
University of Alabama General Revenue	5.000	07/01/2034	Aa2	250,000	261,045

					1,492,438
HOSPITAL AND HEALTHCARE BONDS
3.45% of Net Assets
Chilton County AL Health CareAuthority Chilton County Hospital	5.000	11/01/2035	AA-@	550,000	590,018
Chilton County AL Health CareAuthority Limited Obligation Sales Tax	5.000	11/01/2032	AA-@	300,000	323,865

					913,883
STATE AND LOCAL MORTGAGE/HOUSING BONDS
.39% of Net Assets
AL Housing Finance Authority Single Family Mortgage Revenue	5.375	10/01/2033	Aaa	100,000	102,562

INDUSTRIAL REVENUE/POLLUTION CONTROL BONDS
.06% of Net Assets
Auburn AL Industrial Development Board Facilities Revenue	6.200	11/01/2020	A*	15,000	15,000

Total Investments 99.19% of Net Assets (cost $25,587,881) (See (a) below for further explanation)					26,300,043

Other assets in excess of liabilities .81%					214,731

Net Assets 100%					26,514,774

#	Ratings by Moody’s Investors Services, Inc. unless noted otherwise.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor’s Corporation
@	Fitch’s Investors Service
NR	Not Rated

(a)	Cost for federal income tax purposes is $25,587,706 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$954,989
Unrealized depreciation	(242,653)

Net unrealized appreciation	$712,336

Other Information

The Fund follows Financial Accounting Stardards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”. FAS 157 established a three-tier hierarchy to priortize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	26,300,043
Level 3	Significant Unobservable Inputs	—

$26,300,043

DUPREE MUTUAL FUNDS – ALABAMA TAX-FREE INCOME SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Alabama Municipal Bonds — 100% of Net Assets March 31, 2017	UNAUDITED

The Fund held no investments or other financial instruments as of March 31, 2017 whose fair value was determined using Level 3 inputs.

There were no transfers in and out of level 1, 2 or 3 during the period ending March 31, 2017.

The Fund generally uses a pricing vendor to provide evaluations for its investments, which are derived from the vendor’s pricing models.

Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, benchmark curves or information pertaining to the issuer. The pricing vendor may use a matrix approach, which considers information regarding securities with similar characteristics to determine the evaluation for a securitiy.

DUPREE MUTUAL FUNDS – KENTUCKY TAX-FREE INCOME SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Kentucky Municipal Bonds — 100% of Net Assets March 31, 2017	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
PREREFUNDED BONDS
21.87% of Net Assets
Campbell and Kenton Counties Sanitary Sewer	5.000%	08/01/2025	Aa3	$2,395,000	$2,428,051
Campbell and Kenton Counties Sanitary Sewer	5.000	08/01/2026	Aa3	4,175,000	4,232,615
Campbell and Kenton Counties Sanitary Sewer	5.000	08/01/2027	Aa3	4,385,000	4,445,513
Campbell and Kenton Counties Sanitary Sewer	5.000	08/01/2037	Aa3	11,220,000	11,374,836
Hardin County KY School District Finance Corporation	4.750	06/01/2027	Aa3	1,250,000	1,258,275
Kenton County KY School District Finance Corporation	5.000	02/01/2029	Aa3	3,270,000	3,498,933
KY Asset Liability Commission University of KY Project Note	5.000	10/01/2024	Aa2	5,445,000	5,559,182
KY Asset Liability Commission University of KY Project Note	5.000	10/01/2026	Aa2	6,090,000	6,217,707
KY Development Finance Authority - St. Elizabeth	5.125	05/01/2029	AA*	2,750,000	2,972,585
KY Development Finance Authority - St. Elizabeth	5.375	05/01/2034	AA*	2,560,000	2,781,440
KY Development Finance Authority - St. Elizabeth	5.500	05/01/2039	AA*	1,000,000	1,089,070
KY Infrastructure Authority Wastewater and Drinking Water	5.000	02/01/2027	Aaa	2,500,000	2,760,875
KY Infrastructure Authority Wastewater and Drinking Water	5.000	02/01/2028	Aaa	2,000,000	2,208,700
KY State Property & Building #88	5.000	11/01/2024	Aa3	1,355,000	1,386,992
KY State Property & Building #88	4.750	11/01/2027	Aa3	5,800,000	5,928,180
KY State Property & Building #89	5.000	11/01/2025	Aa3	5,000,000	5,313,350
KY State Property & Building #89	5.000	11/01/2026	Aa3	13,390,000	14,229,151
KY State Property & Building #89	5.000	11/01/2027	Aa3	4,900,000	5,207,083
KY State Property & Building #90	5.375	11/01/2023	NR	1,060,000	1,132,663
KY State Property & Building #90	5.500	11/01/2028	NR	21,955,000	23,456,063
KY State Property & Building #91	5.750	04/01/2029	A1	210,000	219,857
KY State Property & Building #93	5.250	02/01/2025	AA*	6,425,000	6,898,972
KY State Property & Building #93	4.875	02/01/2028	AA*	440,000	469,810
KY State Property & Building #93	5.250	02/01/2028	AA*	9,305,000	9,991,430
KY State Property & Building #93	5.000	02/01/2029	AA*	445,000	476,155
KY State Property & Building #93	5.250	02/01/2029	AA*	20,060,000	21,539,826
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2025	Aa2	3,225,000	3,384,380
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2027	Aa2	9,530,000	10,000,973
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2028	Aa2	2,460,000	2,581,573
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2026	Aa2	4,440,000	4,815,402
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2027	Aa2	3,080,000	3,342,570
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2029	Aa2	10,035,000	10,890,481
Laurel County School District Finance Corporation	4.750	06/01/2026	Aa3	1,000,000	1,006,260
Louisville & Jefferson County Catholic Health Initiatives	5.000	12/01/2035	NR	11,290,000	13,137,270
Louisville & Jefferson County Metropolitan Health - St. Marys	6.125	02/01/2037	NR	1,300,000	1,355,692
Louisville & Jefferson County Metropolitan Parking	5.000	12/01/2022	Aa3	625,000	687,138
Louisville & Jefferson County Metropolitan Parking	5.750	12/01/2034	Aa3	2,750,000	3,074,280
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2021	NR	1,690,000	1,854,353
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2023	NR	1,480,000	1,623,930
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2025	Aa3	5,185,000	5,418,792
Northern KY Water District	6.000	02/01/2028	Aa3	1,010,000	1,076,983
Northern KY Water District	6.000	02/01/2031	Aa3	1,000,000	1,066,320
Northern KY Water District	6.500	02/01/2033	Aa3	1,585,000	1,700,594
Owensboro KY Water Revenue	5.000	09/15/2025	A1	175,000	185,115
Shelby County KY School District Finance Corporation	5.000	02/01/2028	Aa3	500,000	535,005

					214,814,425
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
21.22% of Net Assets
KY State Property & Building #112	5.000	02/01/2036	Aa3	7,920,000	8,764,906
KY Assocation of Counties Finance Corporation	4.000	02/01/2034	AA-*	435,000	456,419
KY Association of Counties	5.000	02/01/2030	AA-*	625,000	683,675
KY Association of Counties	5.000	02/01/2032	AA-*	1,000,000	1,089,830
KY Association of Counties	5.000	02/01/2035	AA-*	995,000	1,080,033
KY Association of Counties Finance Corporation	4.000	02/01/2035	AA-*	460,000	480,774
KY Association of Counties Finance Program	4.000	02/01/2033	AA-*	420,000	443,092
KY Bond Corporation Finance Program	5.500	02/01/2031	AA-*	1,115,000	1,258,278
KY State Property & Building #100	5.000	08/01/2026	Aa3	2,000,000	2,243,400
KY State Property & Building #100	5.000	08/01/2027	Aa3	1,710,000	1,910,566
KY State Property & Building #100	5.000	08/01/2028	Aa3	4,000,000	4,470,920
KY State Property & Building #100	5.000	08/01/2029	Aa3	2,500,000	2,791,025
KY State Property & Building #100	5.000	08/01/2030	Aa3	9,980,000	11,098,059
KY State Property & Building #100	5.000	08/01/2031	Aa3	5,100,000	5,666,916
KY State Property & Building #105	4.750	04/01/2031	A1	2,110,000	2,289,667
KY State Property & Building #105	4.750	04/01/2032	A1	2,205,000	2,382,745
KY State Property & Building #105	4.750	04/01/2033	A1	2,310,000	2,504,063
KY State Property & Building #106	5.000	10/01/2029	Aa3	4,130,000	4,692,836
KY State Property & Building #106	5.000	10/01/2030	Aa3	7,165,000	8,123,176
KY State Property & Building #106	5.000	10/01/2031	Aa3	4,910,000	5,532,343
KY State Property & Building #106	5.000	10/01/2032	Aa3	6,275,000	7,058,434
KY State Property & Building #106	5.000	10/01/2033	Aa3	4,870,000	5,459,660
KY State Property & Building #108	5.000	08/01/2026	Aa3	955,000	1,107,848
KY State Property & Building #108	5.000	08/01/2031	Aa3	8,290,000	9,386,518
KY State Property & Building #108	5.000	08/01/2032	Aa3	8,820,000	9,931,673

DUPREE MUTUAL FUNDS – KENTUCKY TAX-FREE INCOME SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Kentucky Municipal Bonds — 100% of Net Assets March 31, 2017	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
KY State Property & Building #108	5.000%	08/01/2033	Aa3	$5,270,000	$5,885,273
KY State Property & Building #108	5.000	08/01/2034	Aa3	4,900,000	5,460,805
KY State Property & Building #108	5.000	08/01/2030	Aa3	5,000,000	5,692,750
KY State Property & Building #108	5.000	08/01/2028	Aa3	2,670,000	3,071,675
KY State Property & Building #110	5.000	08/01/2029	Aa3	4,200,000	4,798,500
KY State Property & Building #110	5.000	08/01/2032	Aa3	1,515,000	1,705,951
KY State Property & Building #110	5.000	08/01/2033	Aa3	1,000,000	1,116,750
KY State Property & Building #110	5.000	08/01/2034	Aa3	1,900,000	2,117,455
KY State Property & Building #110	5.000	08/01/2035	Aa3	3,030,000	3,367,481
KY State Property & Building #112	5.000	11/01/2028	Aa3	2,500,000	2,884,425
KY State Property & Building #115	5.000	04/01/2033	Aa3	4,565,000	5,155,026
KY State Property & Building #115	5.000	04/01/2034	Aa3	13,975,000	15,730,955
KY State Property & Building #115	5.000	04/01/2036	Aa3	14,460,000	16,070,410
KY State Property & Building #76	5.500	08/01/2021	Aa3	1,400,000	1,609,286
KY State Property & Building #87	5.000	03/01/2019	Aa3	35,000	35,100
KY State Property & Building #87	5.000	03/01/2022	Aa3	30,000	30,083
KY State Property & Building #87	5.000	03/01/2023	Aa3	95,000	95,263
KY State Property & Building #87	5.000	03/01/2025	Aa3	270,000	270,745
KY State Property & Building #87	5.000	03/01/2026	Aa3	170,000	170,466
KY State Property & Building #87	5.000	03/01/2027	Aa3	165,000	165,451
KY State Property & Building #90	5.375	11/01/2023	Aa3	140,000	148,796
KY State Property & Building #90	5.500	11/01/2028	Aa3	2,850,000	3,032,315
KY State Property & Building #93	5.250	02/01/2025	AA*	825,000	882,899
KY State Property & Building #93	4.875	02/01/2028	AA*	60,000	63,569
KY State Property & Building #93	5.250	02/01/2028	AA*	1,195,000	1,275,483
KY State Property & Building #93	5.000	02/01/2029	AA*	55,000	58,405
KY State Property & Building #93	5.250	02/01/2029	AA*	2,580,000	2,751,828
KY State Property & Building #96	5.000	11/01/2029	Aa3	5,000,000	5,390,200
KY State Property & Building #98	5.000	08/01/2021	Aa3	2,505,000	2,776,016
KY State Property & Building #112	5.000	02/01/2035	Aa3	8,325,000	9,239,668
Lexington Fayette Urban County Government	5.000	01/01/2028	Aa2	820,000	958,555
Lexington Fayette Urban County Government	5.000	01/01/2029	Aa2	345,000	400,662
Lexington Fayette Urban County Government	5.000	01/01/2033	Aa2	1,685,000	1,916,418
Pendleton County KY Multi-County Lease Revenue	6.400	03/01/2019	B*	3,000,000	3,107,310

					208,342,830
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
9.88% of Net Assets
Boyle County Centre College	5.000	06/01/2037	A3	2,865,000	3,178,059
Boyle County KY College Improvement - Centre College - A	4.750	06/01/2032	A3	5,330,000	5,367,363
Eastern KY University	5.000	04/01/2033	Aa3	910,000	1,025,488
KY State Property & Building #114	5.000	10/01/2032	Aa3	2,795,000	3,157,903
KY State Property & Building #114	5.000	10/01/2033	Aa3	2,940,000	3,303,943
KY State Property & Building #114	5.000	10/01/2034	Aa3	3,090,000	3,459,224
KY State Property & Building #114	5.000	10/01/2035	Aa3	1,945,000	2,172,409
KY State Property & Buildings Commission #116	5.000	10/01/2035	Aa3	4,165,000	4,663,384
KY State Property & Buildings Commission #116	5.000	10/01/2036	Aa3	2,725,000	3,040,964
Louisville & Jefferson County Univeristy of Louisville	4.750	03/01/2028	A3	3,250,000	3,366,383
Morehead State University	5.000	04/01/2028	Aa3	1,780,000	2,074,181
Morehead State University	5.000	04/01/2029	Aa3	870,000	1,007,008
Murray State University	5.000	03/01/2032	Aa3	2,220,000	2,509,044
University of Kentucky General Receipts	5.000	04/01/2036	Aa2	4,820,000	5,427,850
University of Kentucky General Receipts	5.000	04/01/2037	Aa2	7,180,000	8,070,966
University of Kentucky General Receipts	5.000	04/01/2038	Aa2	7,395,000	8,268,128
University of Kentucky General Receipts	5.000	04/01/2030	Aa2	5,490,000	6,358,847
University of Kentucky Higher Educational	4.750	04/01/2034	Aa2	5,435,000	6,049,807
University of Louisville	4.500	03/01/2035	Aa3	5,600,000	6,027,168
University of Louisville	4.500	03/01/2036	Aa3	5,845,000	6,276,303
University of Louisville General Receipts	5.000	09/01/2029	A1	2,280,000	2,554,398
University of Louisville General Receipts	5.000	09/01/2030	A1	440,000	491,968
University of Louisville General Receipts	5.000	09/01/2031	A1	2,580,000	2,882,428
Western KY University	4.750	09/01/2033	Aa3	2,505,000	2,760,635
Western KY University	4.000	09/01/2034	Aa3	575,000	596,476
Western KY University	4.000	09/01/2035	Aa3	595,000	614,814
Western KY University	4.000	09/01/2036	Aa3	620,000	638,642
Western KY University	5.000	05/01/2032	Aa3	1,500,000	1,656,060

					96,999,843
REFUNDED BONDS
9.09% of Net Assets
KY State Property & Building #102	5.000	05/01/2024	Aa3	405,000	466,795
KY State Property & Building #104	5.000	11/01/2021	A1	2,085,000	2,357,614
KY State Property & Building #104	5.000	11/01/2022	A1	1,290,000	1,476,586
KY State Property & Building #108	5.000	08/01/2025	Aa3	2,690,000	3,146,654

DUPREE MUTUAL FUNDS – KENTUCKY TAX-FREE INCOME SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Kentucky Municipal Bonds — 100% of Net Assets March 31, 2017	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
KY State Property & Building #80	5.250%	05/01/2018	Aa3	$2,940,000	$3,072,623
KY State Property & Building #80	5.250	05/01/2020	Aa3	1,000,000	1,107,140
KY State Property & Building #83	5.000	10/01/2018	Aa3	17,750,000	18,774,352
KY State Property & Building #83	5.250	10/01/2020	Aa3	24,220,000	27,103,391
KY State Property & Building #84	5.000	08/01/2019	Aa3	10,000,000	10,813,800
KY State Property & Building #84	5.000	08/01/2021	Aa3	310,000	350,753
KY State Property & Building #84	5.000	08/01/2022	Aa3	18,000,000	20,581,200

					89,250,908
TURNPIKES/TOLLROAD/HIGHWAY BONDS
8.84% of Net Assets
KY Asset Liability Commission Federal Highway	5.250	09/01/2019	A2	1,765,000	1,922,366
KY Asset Liability Commission Federal Highway	5.000	09/01/2021	A2	1,570,000	1,740,690
Ky Asset Liability Commission Federal Highway	5.000	09/01/2022	A2	3,500,000	3,875,620
KY Asset Liability Commission Federal Highway	5.250	09/01/2025	A2	3,400,000	3,955,458
KY Asset Liability Commission Federal Highway Trust	5.000	09/01/2027	A2	9,760,000	11,391,774
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2032	Aa2	1,315,000	1,484,359
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2025	Aa2	3,775,000	4,271,979
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2029	Aa2	5,165,000	5,806,648
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2030	Aa2	1,845,000	2,056,622
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2028	Aa2	4,930,000	5,576,767
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2030	Aa2	1,465,000	1,647,158
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2031	Aa2	9,350,000	10,478,358
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2029	Aa2	7,235,000	8,157,463
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2032	Aa2	8,755,000	9,779,598
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2033	Aa2	5,000,000	5,663,250
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2029	Aa2	4,000,000	4,641,840
KY Turnpike Economic Development Road Revenue	5.000	07/01/2034	Aa2	2,370,000	2,664,662
KY Turpnike Economic Development Road Revenue	5.000	07/01/2024	Aa2	1,500,000	1,720,755

					86,835,367
MUNICIPAL UTILITY REVENUE BONDS
8.77% of Net Assets
Cambell & Kenton County Sanitation District #1	4.000	08/01/2032	Aa3	6,100,000	6,400,364
Frankfort KY Electric & Water	4.750	12/01/2034	AA*	695,000	775,703
Frankfort KY Electric & Water	4.750	12/01/2035	AA*	725,000	807,092
Frankfort KY Electric & Water	4.750	12/01/2038	AA*	835,000	924,738
Frankfort KY Electric & Water	4.750	12/01/2036	AA*	760,000	843,858
Frankfort KY Electric & Water	4.750	12/01/2037	AA*	800,000	890,008
KY Rural Water Financing Corporation	5.375	02/01/2020	A+*	190,000	190,572
KY Rural Water Financing Corporation	4.500	02/01/2023	A+*	1,085,000	1,223,424
KY Rural Water Financing Corporation	4.500	02/01/2024	A+*	880,000	986,119
KY Rural Water Financing Corporation	5.125	02/01/2035	A+*	525,000	560,816
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2021	Aa3	1,175,000	1,288,305
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2023	Aa3	1,020,000	1,114,758
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2024	Aa3	7,000,000	7,172,270
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2034	Aa3	27,730,000	31,111,118
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2031	Aa3	2,465,000	2,805,244
Louisville & Jefferson County Metropolitan Sewer	4.750	05/15/2034	Aa3	2,230,000	2,473,226
Louisville & Jefferson County Metropolitan Sewer	4.750	05/15/2035	Aa3	2,245,000	2,483,442
Louisville & Jefferson County Metropolitan Sewer	4.750	05/15/2036	Aa3	2,795,000	3,085,876
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2034	Aa3	4,595,000	5,221,161
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2035	Aa3	4,825,000	5,459,198
Northern KY Water District	5.000	02/01/2033	Aa3	3,580,000	3,902,379
Northern KY Water District	5.000	02/01/2026	Aa3	1,000,000	1,125,740
Northern KY Water District	5.000	02/01/2027	Aa3	4,315,000	4,830,254
Owensboro KY Water Revenue	5.000	09/15/2025	A1	370,000	389,839

					86,065,504
SCHOOL IMPROVEMENT BONDS
8.38% of Net Assets
Fayette County KY School District Finance Corporation	5.000	06/01/2031	A1	3,705,000	4,097,063
Fayette County KY School District Finance Corporation	5.000	10/01/2028	A1	2,875,000	3,290,754
Fayette County KY School District Finance Corporation	5.000	10/01/2029	A1	3,660,000	4,163,433
Fayette County KY School District Finance Corporation	5.000	10/01/2032	A1	3,615,000	4,082,347
Fayette County KY School District Finance Corporation	5.000	10/01/2033	A1	4,385,000	4,935,274
Fayette County KY School District Finance Corporation	4.750	11/01/2031	Aa3	1,730,000	1,945,177
Fayette County KY School District Finance Corporation	5.000	08/01/2028	Aa3	1,330,000	1,548,226
Fayette County KY School District Finance Corporation	5.000	08/01/2032	Aa3	10,600,000	11,985,526
Fayette County KY School District Finance Corporation	5.000	08/01/2034	Aa3	9,750,000	10,933,455
Hardin County KY School District Finance Corporation	5.000	05/01/2030	Aa3	450,000	497,457
Hardin County KY School District Finance Corporation	5.000	05/01/2031	Aa3	470,000	519,181
Jefferson County KY School District Finance Corporation	5.000	05/01/2032	Aa3	4,230,000	4,795,001
Jefferson County KY School District Finance Corporation	5.000	05/01/2033	Aa3	5,145,000	5,807,625
Jefferson County KY School District Finance Corporation	5.000	05/01/2034	Aa3	5,405,000	6,082,733

DUPREE MUTUAL FUNDS – KENTUCKY TAX-FREE INCOME SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Kentucky Municipal Bonds — 100% of Net Assets March 31, 2017	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
Jefferson County KY School District Finance Corporation	5.000%	04/01/2030	Aa3	$975,000	$1,114,269
Jefferson County KY School District Finance Corporation	5.000	04/01/2031	Aa3	1,025,000	1,163,601
Jefferson County KY School District Finance Corporation	4.750	04/01/2034	Aa3	1,165,000	1,282,059
Jefferson County KY School District Finance Corporation	4.750	04/01/2035	Aa3	1,220,000	1,339,889
Oldham KY School District Finance Corporation	4.000	10/01/2034	Aa3	1,560,000	1,625,146
Scott County KY School District Finance Corporation	4.500	01/01/2025	Aa3	4,890,000	5,567,607
Scott County KY School District Finance Corporation	4.000	02/01/2029	Aa3	5,040,000	5,486,292

					82,262,115
HOSPITAL AND HEALTHCARE BONDS
6.48% of Net Assets
KY Bond Development Corporation - St. Elizabeth Med Center	4.000	05/01/2035	AA*	1,390,000	1,421,887
KY Bond Development Corporation Hospital Facilities - St. Elizabeth	5.000	05/01/2039	AA*	7,185,000	8,082,694
KY Development Corporation Hospital Facilities - St. Elizabeth	4.000	05/01/2036	AA*	1,200,000	1,223,808
KY Development Finance Authority - Baptist Healthcare	5.625	08/15/2027	A3	4,855,000	5,066,969
KY Development Finance Authority - Baptist Heathcare	5.375	08/15/2024	A3	1,205,000	1,260,924
KY Development Finance Authority - Catholic Health	5.000	05/01/2029	Baa1	2,410,000	2,512,039
Lexington Fayette Urban County Government	5.250	06/01/2032	Aa3	1,500,000	1,639,290
Lexington Fayette Urban County Government Healthcare	5.250	06/01/2028	Aa3	1,000,000	1,106,890
Lexington Fayette Urban County Government Public Facilities	5.000	06/01/2033	Aa3	5,260,000	5,660,391
Louisville & Jefferson County Catholic Health Initiatives	5.000	12/01/2030	Baa1	2,000,000	2,132,780
Louisville & Jefferson County Catholic Health Initiatives	5.000	12/01/2031	Baa1	2,750,000	2,919,235
Louisville & Jefferson County Catholic Health Initiatives	5.000	12/01/2035	Baa1	3,495,000	3,654,826
Louisville & Jefferson County Norton Healthcare	4.000	10/01/2035	A-*	2,850,000	2,858,949
Louisville & Jefferson County Norton Healthcare	4.000	10/01/2036	A-*	9,005,000	9,005,000
Louisville & Jefferson County Norton Healthcare	5.500	10/01/2033	A-*	2,000,000	2,283,140
Louisville & Jefferson County Norton Healthcare	5.000	10/01/2033	A-*	5,360,000	5,913,849
Warren County KY Hospital	5.000	04/01/2028	A+*	6,225,000	6,896,802

					63,639,473
PUBLIC FACILITIES REVENUE BONDS
3.36% of Net Assets
Bracken County KY Public Property	5.000	08/01/2029	Aa3	840,000	940,002
Bracken County KY Public Property	5.000	08/01/2030	Aa3	1,110,000	1,242,146
Franklin County KY Public Properties Justice Center	5.000	04/01/2029	Aa3	2,630,000	2,874,616
KY State Certificates of Participation	5.000	06/15/2034	Aa3	1,640,000	1,823,942
KY State Certificates of Participation	5.000	06/15/2038	Aa3	7,535,000	8,312,085
Owensboro KY Public Property	4.500	04/01/2034	A2	1,165,000	1,232,663
River City, Inc. Parking Authority	4.750	06/01/2029	Aa3	1,160,000	1,288,644
River City, Inc. Parking Authority	4.750	06/01/2031	Aa3	1,270,000	1,394,980
River City, Inc. Parking Authority	5.000	06/01/2033	Aa3	1,395,000	1,551,784
River City, Inc. Parking Authority	4.750	06/01/2027	Aa3	750,000	841,305
River City, Inc. Parking Authority	4.750	06/01/2028	Aa3	940,000	1,048,194
River City, Inc. Parking Authority	4.750	06/01/2029	Aa3	980,000	1,088,682
River City, Inc. Parking Authority	4.750	06/01/2030	Aa3	1,025,000	1,136,223
River City, Inc. Parking Authority	5.000	06/01/2031	Aa3	1,080,000	1,207,181
River City, Inc. Parking Authority	5.000	06/01/2032	Aa3	1,130,000	1,261,046
Warren County KY Downtown Economic Development Authority	5.000	06/01/2038	AA-*	2,345,000	2,608,203
Wolfe County KY Public Property	5.000	04/01/2030	Aa3	2,855,000	3,166,595

					33,018,291
AIRPORT BONDS
1.09% of Net Assets
Kenton County Airport	5.000	01/01/2031	A2	425,000	477,441
Kenton County Airport	5.000	01/01/2032	A2	750,000	838,320
Kenton County Airport	5.000	01/01/2033	A2	1,210,000	1,360,270
Lexington Fayette Urban County Airport Board	5.000	07/01/2030	Aa2	1,250,000	1,417,288
Lexington Fayette Urban County Airport Board	5.000	07/01/2032	Aa2	1,430,000	1,622,135
Lexington Fayette Urban County Airport Board	5.000	07/01/2033	Aa2	1,520,000	1,711,398
Lexington Fayette Urban County Airport Board	5.000	07/01/2038	Aa2	1,720,000	1,918,608
Lexington-Fayette Urban County Airport Board	5.000	07/01/2028	Aa2	1,170,000	1,330,934

					10,676,394
STATE AND LOCAL MORTGAGE/HOUSING BONDS
.42% of Net Assets
Greater KY Housing Assistance Corporation-Chenowith Woods	6.100	01/01/2024	A3	280,000	280,641
KY Housing Corporation	4.750	07/01/2035	Aaa	2,785,000	2,872,421
KY Housing Corporation Country Place Apartments	4.750	04/20/2031	AA+*	935,000	979,871

					4,132,933
MISCELLANEOUS REVENUE BONDS
.24% of Net Assets
KY State Property & Building #106	5.000	10/01/2028	Aa3	2,030,000	2,311,825

Total Investments 99.64% of Net Assets (cost $946,414,222) (See (a) below for further explanation)					$978,349,908

Other assets in excess of liabilities 0.36%					3,499,545

Net Assets 100%					$981,849,453

DUPREE MUTUAL FUNDS – KENTUCKY TAX-FREE INCOME SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Kentucky Municipal Bonds — 100% of Net Assets March 31, 2017	UNAUDITED

#	Ratings by Moody’s Investors Services, Inc. unless noted otherwise.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor’s Corporation
@	Fitch’s Investors Service
NR	Not Rated

(a)	Cost for federal income tax purposes is $946,370,125 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$37,113,519
Unrealized depreciation	(5,133,736)

Net unrealized appreciation	$31,979,783

Other Information

The Fund follows Financial Accounting Stardards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”. FAS 157 established a three-tier hierarchy to priortize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	978,349,908
Level 3	Significant Unobservable Inputs	—

$978,349,908

The Fund held no investments or other financial instruments as of March 31, 2017 whose fair value was determined using Level 3 inputs. There were no transfers in and out of level 1, 2 or 3 during the period ending March 31, 2017.

The Fund generally uses a pricing vendor to provide evaluations for its investments, which are derived from the vendor’s pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, benchmark curves or information pertaining to the issuer. The pricing vendor may use a matrix approach, which considers information regarding securities with similar characteristics to determine the evaluation for a securitiy.

DUPREE MUTUAL FUNDS – KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Kentucky Municipal Bonds — 100% of Net Assets March 31, 2017	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
23.49% of Net Assets
KY Association of Counties	4.000%	02/01/2018	AA-*	$115,000	$117,913
KY Association of Counties	4.250	02/01/2019	AA-*	255,000	269,726
KY State Property & Building #100	5.000	08/01/2019	Aa3	100,000	107,970
KY State Property & Building #100	5.000	08/01/2017	Aa3	500,000	506,680
KY State Property & Building #100	5.000	08/01/2025	Aa3	500,000	561,290
KY State Property & Building #106	5.000	10/01/2021	Aa3	750,000	848,783
KY State Property & Building #106	5.000	10/01/2023	Aa3	540,000	623,333
KY State Property & Building #106	5.000	10/01/2024	Aa3	750,000	871,170
KY State Property & Building #106	5.000	10/01/2025	Aa3	2,365,000	2,734,578
KY State Property & Building #108	5.000	08/01/2023	Aa3	2,000,000	2,303,780
KY State Property & Building #108	5.000	08/01/2023	Aa3	875,000	1,007,904
KY State Property & Building #108	5.000	08/01/2028	Aa3	150,000	172,566
KY State Property & Building #110	5.000	08/01/2023	Aa3	1,750,000	2,015,808
KY State Property & Building #76	5.500	08/01/2017	Aa3	190,000	192,945
KY State Property & Building #76	5.500	08/01/2018	Aa3	1,415,000	1,497,155
KY State Property & Building #83	5.000	10/01/2017	Aa3	100,000	102,036
KY State Property & Building #87	5.000	03/01/2020	Aa3	95,000	95,266
KY State Property & Building #89	3.750	11/01/2017	Aa3	100,000	101,683
KY State Property & Building #90	5.000	11/01/2018	Aa3	250,000	265,220
KY State Property & Building #90	5.750	11/01/2019	Aa3	200,000	214,162
KY State Property & Building #90	5.000	11/01/2020	Aa3	495,000	523,928
KY State Property & Building #93	5.250	02/01/2018	Aa3	510,000	528,110
KY State Property & Building #93	5.250	02/01/2021	AA*	25,000	26,745
KY State Property & Building #94	5.000	05/01/2017	Aa2	500,000	501,640
KY State Property & Building #95	5.000	08/01/2017	Aa3	200,000	202,670
KY State Property & Building#100	5.000	08/01/2024	Aa3	750,000	844,260

					17,237,321
SCHOOL IMPROVEMENT BONDS
18.89% of Net Assets
Barren County KY School District Finance Corporation	5.000	08/01/2022	Aa3	1,055,000	1,218,367
Barren County KY School District Finance Corporation	5.000	08/01/2023	Aa3	500,000	581,690
Bullitt County KY School District Finance Corporation	5.000	09/01/2022	Aa3	300,000	343,989
Fayette County KY School District Finance Corporation	5.000	08/01/2023	Aa3	1,000,000	1,163,380
Fayette County KY School District Finance Corporation	4.000	06/01/2022	A1	1,000,000	1,081,640
Fayette County KY School District Finance Corporation	5.000	06/01/2023	Aa3	500,000	580,305
Grant County KY School District Finance Corporation	3.750	06/01/2017	Aa3	95,000	95,144
Hardin County KY School District	5.000	03/01/2023	Aa3	770,000	890,374
Jefferson County KY School District Finance Corporation	4.000	12/01/2023	Aa3	1,000,000	1,114,310
Jessamine County KY School District Finance Corporation	5.000	02/01/2023	Aa3	575,000	660,974
Johnson County KY School District Finance Corporation	3.000	12/01/2019	Aa3	180,000	187,414
Laurel County KY School District Finance Corporation	4.000	06/01/2022	Aa3	890,000	976,944
Laurel County KY School District Finance Corporation	4.000	06/01/2024	Aa3	465,000	514,997
Oldham County KY School Building Corporation	4.375	06/01/2018	Aa3	1,730,000	1,739,826
Pendleton County KY School District Finance Corporation	4.000	02/01/2020	Aa3	450,000	450,486
Pike County School District Finance Corporation	5.000	02/01/2025	Aa3	900,000	1,052,856
Pike County School District Finance Corporation	5.000	08/01/2024	Aa3	250,000	291,633
Warren County KY School District Finance Corporation	4.000	04/01/2018	Aa3	125,000	128,444
Warren County KY School District Finance Corporation	4.000	06/01/2022	Aa3	725,000	790,982

					13,863,755
PUBLIC FACILITIES REVENUE BONDS
12.40% of Net Assets
KY State Certificate of Participation	4.000	06/15/2023	Aa3	940,000	1,033,041
KY State Certificate of Participation	4.000	06/15/2022	Aa3	1,000,000	1,096,830
KY State Certificate of Participation	4.000	06/15/2024	Aa3	300,000	329,289
KY State Property & Building #109	5.000	10/01/2022	Aa3	1,000,000	1,144,860
Laurel County KY Justice Center	5.000	03/01/2023	Aa3	600,000	689,838
Lexington Fayette Urban County Government - Court Facilities	5.000	10/01/2024	Aa3	700,000	816,403
Livingston County KY Public Properties	5.000	08/01/2022	Aa3	500,000	574,420
Livingston County KY Public Properties	5.000	08/01/2023	Aa3	525,000	612,124
Livingston County KY Public Properties	5.000	08/01/2024	Aa3	555,000	651,487
River City Parking Authority	5.000	12/01/2024	Aa3	340,000	400,775
Todd County KY Public Properties Court House	3.250	06/01/2019	Aa3	100,000	103,803
Warren County KY Justice Center Expansion Corporation	5.000	09/01/2023	Aa3	1,250,000	1,437,375
Whitley County KY Public Properties - Justice Center	3.375	09/01/2019	Aa3	200,000	209,254

					9,099,499
TURNPIKES/TOLLROAD/HIGHWAY BONDS
11.38% of Net Assets
Kentucky Asset Liability Commission Federal Highway	5.000	09/01/2026	A2	1,605,000	1,875,073
KY Asset Liability CommissionFederal Highway	5.250	09/01/2025	A2	675,000	785,275
KY Asset Liability CommissionFederal Highway	5.000	09/01/2024	A2	500,000	587,090

DUPREE MUTUAL FUNDS – KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Kentucky Municipal Bonds — 100% of Net Assets March 31, 2017	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
KY Asset Liability Project Notes	5.000%	09/01/2017	A2	$1,500,000	$1,525,185
KY Asset Liability Project Notes	4.000	09/01/2023	A2	250,000	274,590
KY State Turnpike Authority Economic Development	5.000	07/01/2024	Aa2	1,175,000	1,377,993
KY Turnpike Ecomonic Development Road Revenue	5.000	07/01/2024	Aa2	1,000,000	1,133,850
KY Turnpike Economic Development Road Revenue	5.000	07/01/2023	Aa2	600,000	694,452
KY Turpnike Economic Development Road Revenue	5.000	07/01/2024	Aa2	85,000	97,510

					8,351,018
REFUNDED BONDS
9.74% of Net Assets
KY State Property & Building #101	5.000	10/01/2019	Aa3	1,050,000	1,139,302
KY State Property & Building #104	5.000	11/01/2021	A1	1,000,000	1,130,750
KY State Property & Building #106	5.000	10/01/2026	Aa3	1,000,000	1,146,540
KY State Property & Building #108	5.000	08/01/2022	Aa3	200,000	228,246
KY State Property & Building #82	5.250	10/01/2017	Aa3	510,000	520,914
KY State Property & Building #83	5.000	10/01/2019	Aa3	1,750,000	1,899,293
KY State Property & Building #84	5.000	08/01/2019	Aa3	1,000,000	1,081,380

					7,146,425
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
8.70% of Net Assets
Boyle County KY Centre College	5.000	06/01/2018	A3	200,000	201,272
Boyle County KY Centre College	5.000	06/01/2020	A3	150,000	150,970
KY State Property & Building #114	5.000	10/01/2024	Aa3	1,415,000	1,645,051
Louisville & Jefferson County University of Louisville	4.000	03/01/2020	A3	300,000	308,412
Morehead State University	5.000	10/01/2022	Aa3	310,000	358,385
Northern Ky University General Receipts	4.000	09/01/2018	Aa3	150,000	155,580
University of Kentucky General Receipts	4.000	04/01/2028	Aa2	750,000	808,830
University of Louisville	5.000	03/01/2024	Aa3	350,000	410,347
University of Louisville	5.000	03/01/2024	Aa3	2,000,000	2,349,040

					6,387,887
MUNICIPAL UTILITY REVENUE BONDS
5.83% of Net Assets
Frankfort Electric & Water	4.000	12/01/2023	AA*	440,000	487,700
KY Rural Water Finance Corporation	3.000	02/01/2018	A+*	530,000	538,862
KY Rural Water Finance Corporation	3.000	08/01/2019	A+*	545,000	563,922
KY Rural Water Finance Corporation	3.000	02/01/2018	A+*	300,000	305,016
KY Rural Water Finance Corporation	3.000	02/01/2019	A+*	250,000	257,765
KY Rural Water Finance Corporation	4.500	08/01/2021	A3	100,000	101,174
Lawrenceburg KY Water and Sewer	3.000	10/01/2018	A1	375,000	385,684
Northern KY Water	5.000	02/01/2026	Aa3	815,000	935,693
Owensboro KY Electric Light &Power	5.000	01/01/2024	A2/AA*	650,000	705,179

					4,280,995
HOSPITAL AND HEALTHCARE
5.58% of Net Assets
KY Asset Liability Commission General Receipts	4.000	10/01/2018	Aa2	105,000	106,594
KY Economic Development - Baptist Healthcare System	4.750	08/15/2019	A3	110,000	114,698
Lexington-Fayette Urban County Government	5.000	06/01/2024	Aa3	2,800,000	3,109,260
Warren County Hospital	4.000	04/01/2020	A+*	195,000	201,802
Warren County Hospital	5.000	04/01/2023	A+*	500,000	565,080

					4,097,434
PREREFUNDED BONDS
2.21% of Net Assets
Adair County KY Public Properties	4.000	12/01/2022	Aa3	170,000	173,447
Daviess Co KY School District Finance Corporation	4.250	08/01/2019	Aa3	100,000	101,159
KY Asset Liability Comission Revenue University of Kentucky	4.125	10/01/2019	Aa2	150,000	152,415
KY Asset Liability Universityof Kentucky Project Notes	5.000	10/01/2019	Aa2	320,000	326,790
KY Asset Liablity Commission University of Kentucky	5.000	10/01/2020	Aa2	150,000	153,062
KY Infrastructure Authority Wastewater & Drinking Water	5.000	02/01/2025	Aaa	175,000	202,388
KY State Property & Building #89	5.000	11/01/2020	Aa3	200,000	212,436
KY State Property & Building #93	5.250	02/01/2021	AA*	175,000	187,910
KY Turnpike Economic Development Road Revenue	4.125	07/01/2019	Aa2	105,000	109,078

					1,618,685
Total Investments 98.22% of Net Assets (cost $71,372,818) (See (a) below for further explanation)					$72,083,019

Other assets in excess of liabilities 1.78%					1,307,811

Net Assets 100%					$73,390,830

DUPREE MUTUAL FUNDS – KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Kentucky Municipal Bonds — 100% of Net Assets March 31, 2017	UNAUDITED

#	Ratings by Moody’s Investors Services, Inc. unless noted otherwise.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor’s Corporation
@	Fitch’s Investors Service
NR	Not Rated

(a)	Cost for federal income tax purposes is $71,372,818 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$968,611
Unrealized depreciation	(258,410)

Net unrealized appreciation	$710,201

Other Information

The Fund follows Financial Accounting Stardards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”. FAS 157 established a three-tier hierarchy to priortize the assumptions, referred to as inputs, used in valuation techniques to measure fair value.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	72,083,019
Level 3	Significant Unobservable Inputs	—

$72,083,019

The Fund held no investments or other financial instruments as of March 31, 2017 whose fair value was determined using Level 3 inputs. There were no transfers in and out of level 1, 2 or 3 during the period ending March 31, 2017.

The Fund generally uses a pricing vendor to provide evaluations for its investments, which are derived from the vendor’s pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, benchmark curves or information pertaining to the issuer. The pricing vendor may use a matrix approach, which considers information regarding securities with similar characteristics to determine the evaluation for a securitiy.

DUPREE MUTUAL FUNDS – MISSISSIPPI TAX-FREE INCOME SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Mississippi Municipal Bonds — 100% of Net Assets March 31, 2017	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
28.61% of Net Assets
Jackson State University Educational Building	5.000%	03/01/2034	Aa2	$175,000	$189,487
Jackson State University Educational Building	5.000	03/01/2034	Aa2	250,000	279,575
Mississippi State Development Bank Special Obligation Gulf Coast Community	4.000	12/01/2034	AA-*	300,000	310,704
Mississippi State University Educational Building	5.000	11/01/2032	Aa2	125,000	143,079
MS Development Bank Special Obligation Hinds College	5.000	04/01/2036	A2	250,000	274,150
MS State University Educational Building Corporation Revenue	5.250	08/01/2033	Aa2	50,000	54,187
MS State University Educational Building Corporation Revenue	5.000	08/01/2036	Aa2	175,000	194,605
MS State University Educational Building Corporation Revenue	5.250	08/01/2038	Aa2	300,000	343,686
Southern Mississippi Educational Building Corporation	5.000	03/01/2038	Aa2	600,000	668,730
University of Mississippi Educational Building Corporation	5.000	10/01/2028	Aa2	200,000	225,238
University of Mississippi Educational Building Corporation	4.000	11/01/2039	Aa2	200,000	209,048
University of Mississippi Educational Building Corporation	5.000	10/01/2031	Aa2	205,000	239,782
University Southern MS Educational Building Corporation	5.000	09/01/2033	Aa2	360,000	408,557

					3,540,828
PREREFUNDED BONDS
24.37% of Net Assets
Alcorn State University Educational Building	5.125	09/01/2034	Aa2	95,000	104,022
MS Development Bank Special Obligation Canton	5.750	10/01/2031	A2	370,000	437,651
MS Development Bank Special Obligation Capital Improvement	5.250	07/01/2026	A2	125,000	126,381
MS Development Bank Special Obligation Department of Corrections	5.250	08/01/2027	AA-*	50,000	56,387
MS Development Bank Special Obligation Department of Corrections	5.250	08/01/2027	AA-*	305,000	343,958
MS Development Bank Special Obligation Desoto County	4.750	01/01/2035	Aa3	225,000	231,235
MS Development Bank Special Obligation Desoto County	5.000	07/01/2032	A*	45,000	45,469
MS Development Bank Special Obligation Highway Construction	5.000	01/01/2027	Aa3	125,000	128,705
MS Development Bank Special Obligation Highway Construction	5.000	01/01/2027	Aa3	245,000	252,262
MS Development Bank Special Obligation Highway Construction	4.750	01/01/2031	Aa3	125,000	128,464
MS Development Bank Special Obligation Hinds College	5.000	10/01/2026	Aa2	85,000	92,998
MS Development Bank Special Obligation Hinds College	5.125	10/01/2028	Aa2	100,000	109,716
MS Development Bank Special Obligation Hinds College	5.375	10/01/2033	Aa2	60,000	66,198
MS Development Bank Special Obligation Jackson Public	5.375	04/01/2028	A2	70,000	73,083
MS Development Bank Special Obligation Jones County Junior College	5.100	03/01/2028	AA*	55,000	59,161
MS Development Bank Special Obligation Jones County Junior College	5.000	03/01/2033	AA*	150,000	161,064
MS Development Bank Special Obligation Jones County Junior College	5.125	03/01/2039	AA*	45,000	48,425
MS Development Bank Special Obligation Lowndes County	5.000	07/01/2022	A2	80,000	80,834
MS Development Bank Special Obligation Lowndes County	5.000	07/01/2027	A2	150,000	151,565
MS Development Bank Special Obligation Rankin Utilities	5.000	01/01/2028	A2	55,000	56,664
MS Development Bank Special Obligation Lowndes County	5.125	12/01/2027	AA*	135,000	153,013
University Southern MS Educational Building Corporation	5.125	09/01/2029	Aa2	100,000	109,370

					3,016,625
PUBLIC FACILITIES REVENUE BONDS
14.48% of Net Assets
MS Development Bank Special Obligation Brandon Public Improvement	4.000	08/01/2035	AA*	150,000	154,955
MS State Capital Improvement Projects	5.000	10/01/2029	Aa2	145,000	164,366
MS State Capital Improvement Projects	5.000	10/01/2036	Aa2	480,000	539,035
MS State Development Bank Special Obligation Alcorn County	4.750	07/01/2031	AA*	100,000	107,972
MS State Development Bank Special Obligation Brandon Public Improvement	5.000	11/01/2033	Aa3	150,000	168,693
MS State Development Bank Special Obligation Brandon Public Improvement	4.000	08/01/2033	AA*	300,000	314,772
MS State Development Bank Special Obligation Meridian Arts Center	5.000	03/01/2034	Aa3	150,000	169,652
MS State Development Bank Special Obligation Refunding - City of Jackson	5.000	03/01/2036	Baa2	150,000	172,826

					1,792,271
MUNICIPAL UTILITY REVENUE BONDS
11.15% of Net Assets
MS Development Bank Special Obligation Hattiesburg Water & Sewer	4.750	12/01/2038	AA*	700,000	761,578
MS Development Bank Special Obligation Jackson Water & Sewer	4.500	09/01/2034	A2	100,000	104,892
MS Development Bank Special Obligation Jackson Water & Sewer	5.000	09/01/2030	A2	125,000	140,064
MS Development Bank Special Obligation Jackson Water & Sewer	5.000	12/01/2033	A*	50,000	55,936
MS Development Bank Special Obligation Jackson Water & Sewer	6.875	12/01/2040	Baa3	250,000	317,298

					1,379,768
TURNPIKES/TOLLROAD/HIGHWAY BONDS
9.60% of Net Assets
MS Development Bank Desoto County Highway	5.000	01/01/2030	Aa3	100,000	111,943
MS Development Bank Special Obligation Highway	5.000	01/01/2025	Aa3	200,000	235,792
MS Development Bank Special Obligation Highway Construction	5.000	01/01/2029	Aa3	300,000	348,456
MS Development Bank Special Obligation Highway Construction	4.000	01/01/2030	Aa3	175,000	183,941
MS Development Bank Special Obligation Marshall County	5.000	01/01/2028	Aa3	200,000	222,540
MS Development Bank Special Obligation Marshall County	5.000	01/01/2030	Aa3	75,000	85,134

					1,187,806
SCHOOL IMPROVEMENT BONDS
4.32% of Net Assets
MS Development Bank Special Obligation Canton School District	5.000	12/01/2033	A1	100,000	112,158
MS Development Bank Special Obligation Jackson Schools	5.000	04/01/2028	A+*	375,000	422,040

					534,198
HOSPITAL AND HEALTHCARE REVENUE BONDS
3.03% of Net Assets
Medical Center Educational Building Corporation - University of Mississippi	5.000	06/01/2034	Aa2	100,000	105,824
Medical Center Educational Building Corporation MS Revenue	5.500	12/01/2023	Aa2	120,000	135,439
MS Development Bank Special Obligation Jones County Rest Home	5.250	04/01/2028	A2	120,000	134,088

					375,351

DUPREE MUTUAL FUNDS – MISSISSIPPI TAX-FREE INCOME SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Mississippi Municipal Bonds — 100% of Net Assets March 31, 2017	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
1.20% of Net Assets
Mississippi State Gaming Tax Revenue	5.000%	10/15/2035	A3	$125,000	$137,765
MS Development Bank Special Obligation Capital Projects	5.875	07/01/2024	NR	5,000	5,110
MS Development Bank Special Obligation Capital Projects	5.000	07/01/2024	NR	5,000	5,076

					147,951
REFUNDED BONDS
.45% of Net Assets
MS State Refunding	5.250	11/01/2019	Aa2	50,000	55,325

					55,325
STATE AND LOCAL MORTGAGE/HOUSING BONDS
.20% of Net Assets
MS Home Corporation Single Family Mortgage	5.050	12/01/2028	Aaa	25,000	25,090

Total Investments 97.41% of Net Assets (cost $11,641,231) (See (a) below for further explanation)					$12,055,213

Other assets in excess of liabilities 2.59%					321,157

Net Assets 100%					$12,376,370

#	Ratings by Moody’s Investors Services, Inc. unless noted otherwise.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor’s Corporation
@	Fitch’s Investors Service
NR	Not Rated
(a)	Cost for federal income tax purposes is $11,640,865 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$467,220
Unrealized depreciation	(52,872)

Net unrealized appreciation	$414,348

Other Information

The Fund follows Financial Accounting Stardards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”. FAS 157 established a three-tier hierarchy to priortize the assumptions, referred to as inputs, used in valuation techniques to measure fair value.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	12,055,213
Level 3	Significant Unobservable Inputs	—

$12,055,213

The Fund held no investments or other financial instruments as of March 31, 2017 whose fair value was determined using Level 3 inputs. There were no transfers in and out of level 1, 2 or 3 during the period ending March 31, 2017.

The Fund generally uses a pricing vendor to provide evaluations for its investments, which are derived from the vendor’s pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, benchmark curves or information pertaining to the issuer. The pricing vendor may use a matrix approach, which considers information regarding securities with similar characteristics to determine the evaluation for a securitiy.

DUPREE MUTUAL FUNDS – NORTH CAROLINA TAX-FREE INCOME SERIES SCHEDULE OF PORTFOLIO INVESTMENTS North Carolina Municipal Bonds — 100% of Net Assets March 31, 2017	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
PREREFUNDED BONDS
19.69’% of Net Assets
Asheville NC Water System Revenue	4.750%	08/01/2027	Aa2	$1,000,000	$1,013,040
Cabarrus County NC Certificates of Participation	5.000	06/01/2025	Aa2	1,000,000	1,047,340
Cabarrus County NC Certificates of Participation	5.000	01/01/2029	Aa2	750,000	801,225
Charlotte Mecklenburg NC Hospital Healthcare System	5.000	01/15/2027	Aa3	1,090,000	1,124,509
Harnett County NC Certificates of Participation	5.000	06/01/2027	Aa3	300,000	324,642
Johnston NC Memorial Hospital Authority	5.250	10/01/2028	A2	490,000	510,619
Mecklenburg County NC Certificates of Participation	5.000	02/01/2028	Aa1	415,000	444,839
Mecklenburg County NC Certificates of Participation	5.000	02/01/2026	NR	450,000	464,855
Mooresville NC Certificates of Participation	5.000	09/01/2032	AA-*	1,890,000	1,921,808
NC Capital Facilities Financial Agency Education Duke University	5.000	10/01/2038	Aa1	500,000	538,885
NC Capital FacilitIes Financial Agency Education Wake Forest	5.000	01/01/2031	Aa3	500,000	533,610
NC Capital Facilities Financial Agency Education Wake Forest	5.000	01/01/2038	Aa3	1,250,000	1,334,025
NC Eastern Municipal Power Agency	6.000	01/01/2025	A3	1,150,000	1,469,194
NC Eastern Municipal Power Agency Power System	6.000	01/01/2026	NR	275,000	330,685
NC Municipal Power Agency #1 Catawba Electric Revenue	4.750	01/01/2030	AAA@	210,000	223,474
NC Municipal Power Agency #1 Catawba Electric Revenue	5.000	01/01/2030	AAA@	1,815,000	1,939,291
NC State Medical Care Commission Health Care Facilities	5.000	06/01/2034	Aa2	1,670,000	1,807,925
Pitt County NC Limited Obligation	5.000	04/01/2035	Aa2	105,000	116,558
Rockingham County NC Certificates of Participation	5.000	04/01/2032	Aa3	1,325,000	1,377,603
Sampson County NC Certificates of Participation	5.000	06/01/2022	A2	1,250,000	1,258,738
Sampson County NC Certificates of Participation	5.000	06/01/2026	A2	1,000,000	1,006,990
University of NC Chapel Hill	5.000	12/01/2031	Aaa	1,215,000	1,248,850
University of NC System Pool Revenue	5.000	10/01/2026	A1	1,000,000	1,059,250
University of NC System Pool Revenue	5.000	10/01/2034	Aa2	1,950,000	2,133,980
University of North Carolina	5.000	10/01/2033	A1	340,000	360,145
University of North Carolina	5.000	10/01/2033	A1	515,000	545,514
Wake County NC Limited Obligation	5.000	06/01/2032	Aa1	1,500,000	1,624,560
Wilmington NC Certificates of Participation	5.000	06/01/2038	Aa2	250,000	261,718
Wilmington NC Storm Water Fee Revenue	5.000	06/01/2028	NR	385,000	387,657

					27,211,529
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
14.95% of Net Assets
Iredell County NC Community College	5.000	04/01/2026	Aa1	225,000	233,865
Iredell County NC Community College	5.000	04/01/2027	Aa1	325,000	337,438
NC State Capital Facilities Davidson College	5.000	03/01/2032	AA+*	310,000	349,618
NC State Capital Facilities Duke University	5.000	10/01/2041	Aa1	2,000,000	2,285,260
NC State Capital Facilities Finance Agency Davidson College	4.750	03/01/2035	AA+*	1,000,000	1,075,630
NC State Capital Facilities Wake Forest University	4.000	01/01/2036	Aa3	750,000	779,985
NC State University at Raleigh	5.000	10/01/2042	Aa1	750,000	843,638
University of NC Charlotte	5.000	04/01/2035	Aa3	595,000	664,853
University of NC Charlotte	5.000	04/01/2043	Aa3	1,500,000	1,664,160
University of NC Charlotte	5.000	04/01/2040	Aa3	2,650,000	2,970,437
University of NC Charlotte	5.000	04/01/2031	Aa3	750,000	828,330
University of NC Charlottte	5.000	04/01/2038	Aa3	1,000,000	1,114,080
University of NC Greensboro	5.000	04/01/2031	Aa3	500,000	563,925
University of NC Greensboro	5.000	04/01/2036	Aa3	500,000	558,410
University of NC Greensboro	5.000	04/01/2033	Aa3	900,000	1,013,499
University of NC Greensboro	5.000	04/01/2039	Aa3	2,870,000	3,180,304
University of NC Wilmington Limited Obligation	5.000	06/01/2033	A1	550,000	616,853
University of NC Wilmington Limited Obligation	4.000	06/01/2034	A1	500,000	522,635
University of North Carolina	5.000	10/01/2033	A1	145,000	152,478
Western Carolina University	5.000	10/01/2045	Aa3	825,000	924,322

					20,679,720
MUNICIPAL UTILITY REVENUE BONDS
13.12% of Net Assets
Brunswick County NC Enterprise System Revenue	5.000	04/01/2031	Aa3	500,000	578,740
Buncombe County NC Metropolitan Sewerage District	5.000	07/01/2039	Aa1	550,000	618,503
Concord NC Utilities System Revenue	4.500	12/01/2034	Aa2	1,000,000	1,108,400
Fuquay-Varina NC Combined Utilities Revenue	5.000	04/01/2040	Aa2	1,000,000	1,139,800
Gastonia NC Combined Utilities System Revenue	5.000	05/01/2034	Aa2	570,000	649,082
Gastonia NC Combined Utilities System Revenue	5.000	05/01/2035	Aa2	250,000	283,728
Greenville NC Combined Enterprise System Revenue	5.000	04/01/2034	Aa2	500,000	577,085
High Point NC Combined Enterprise	5.000	11/01/2039	Aa2	750,000	849,413
Martin County NC Limited Obligation Water and Sewer District	4.750	06/01/2034	A2	1,150,000	1,260,216
Moore County NC	5.000	06/01/2031	Aa3	2,750,000	3,067,350
Mooresville NC Limited Obligation	5.000	11/01/2031	AA-*	1,250,000	1,409,113
NC Eastern Municipal Power Agency #1 Catawba Electric Revenue	5.000	01/01/2031	A2	500,000	558,250
NC Municipal Power Agency #1 Catawba Electric Revenue	5.000	01/01/2030	A*	500,000	585,520
NC Municipal Power Agency #1 Catawba Electric Revenue	4.750	01/01/2030	A2	80,000	84,174
NC Municipal Power Agency #1 Catawba Electric Revenue	5.000	01/01/2030	A2	730,000	773,691
NC Municipal Power Agency #1 Catawba Electric Revenue	5.000	01/01/2032	A*	500,000	574,360
Sampson County NC Water & Sewer District	5.000	06/01/2037	A1	920,000	1,029,029
Wilmington NC Storm Water Fee Revenue	5.000	06/01/2028	AA+*	115,000	115,702
Wilson NC Certificates of Participation Public Facilities	5.000	05/01/2021	A1	780,000	782,574
Wilson NC Certificates of Participation Public Facilities	5.000	05/01/2025	A1	750,000	752,160
Wilson NC Certificates of Participation Public Facilities	5.000	05/01/2029	A1	1,355,000	1,358,723

					18,155,613

DUPREE MUTUAL FUNDS – NORTH CAROLINA TAX-FREE INCOME SERIES SCHEDULE OF PORTFOLIO INVESTMENTS North Carolina Municipal Bonds — 100% of Net Assets March 31, 2017	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
HOSPITAL AND HEALTHCARE
12.28% of Net Assets
Charlotte Mecklenburg NC Hospital Healthcare System	5.250%	01/15/2039	Aa3	$750,000	$794,370
Charlotte Mecklenburg NC Hospital Healthcare System	5.000	01/15/2039	Aa3	1,500,000	1,678,560
NC State Medical Care Commission Duke University Health	5.000	06/01/2035	Aa2	500,000	553,570
NC State Medical Care Commission Health Care Duke University	4.000	06/01/2034	Aa2	200,000	208,254
NC State Medical Care Commission Health Care Facilities	5.000	07/01/2030	A2	500,000	538,930
NC State Medical Care Commission Health Care Facilities Duke University	4.000	06/01/2035	Aa2	250,000	259,523
NC State Medical Care Commission Health Care Facilities Mission Health	5.000	10/01/2036	Aa3	3,045,000	3,399,651
NC State Medical Care Commission Health Care Facilities Rex Hospital	5.000	07/01/2032	A2	615,000	696,112
NC State Medical Care Commission Health Care Facilities Rex Hospital	5.000	07/01/2033	A2	750,000	844,853
NC State Medical Care Commission Health Care Facilities Vidant Health	5.000	06/01/2036	A1	1,000,000	1,086,040
NC State Medical Care Commission Health Care Facilities Vidant Health	5.000	06/01/2040	A1	1,885,000	2,056,270
NC State Medical Care Commission Health Care Facilities Wake Medical	5.000	10/01/2038	A2	200,000	218,974
NC State Medical Care Commission Hospital Revenue NC Baptist	5.250	06/01/2029	A2	645,000	704,218
NC State Medical Care Commission Wake Forest Baptist Hospital	5.000	12/01/2033	A2	1,000,000	1,105,670
NC State Medical Care Commission Wake Medical	5.000	10/01/2031	A2	1,000,000	1,106,590
NC State Medical Care Community Hospital Revenue NC Baptist	5.000	06/01/2034	A2	1,225,000	1,313,384
NC State Medical Care Community Hospital Revenue NC Baptist	4.750	06/01/2030	A2	405,000	427,749

					16,992,718
REFUNDING BONDS
10.29% of Net Assets
Buncombe County NC Limited Obligation	5.000	06/01/2035	Aa1	2,000,000	2,276,880
Charlotte NC Certificates of Participation	5.000	06/01/2033	Aa1	840,000	953,644
Charlotte NC Certificates of Participation	5.000	06/01/2034	Aa1	750,000	846,315
Charlotte NC Certificates of Participation	5.000	06/01/2026	Aa1	1,455,000	1,517,271
Charlotte NC Certificates of Participation	5.000	06/01/2027	Aa1	775,000	808,356
Chatham County NC	5.000	11/01/2032	Aa2	825,000	945,665
Dare County NC Limited Obligation Refunding	5.000	06/01/2029	Aa3	100,000	111,889
Durham Capital Financing Corporation Limited Obligation	5.000	06/01/2034	Aa1	500,000	567,950
Johnston County NC Installment Financing Contract	5.000	10/15/2027	Aa2	570,000	626,088
Monroe NC Limited Obligation	5.000	03/01/2035	Aa3	390,000	445,049
Monroe NC Limited Obligation	5.000	03/01/2039	Aa3	1,715,000	1,942,821
New Hanover County NC Limited Obligation	5.000	12/01/2027	Aa1	505,000	579,932
Pitt County NC Certificates of Participation	5.000	04/01/2027	Aa2	500,000	560,155
Rockingham County NC Limited Obligation	5.000	04/01/2027	Aa3	250,000	294,468
Rockingham County NC Limited Obligation	4.500	04/01/2032	Aa3	500,000	551,870
Thomasville NC Combined Enterprise System Revenue	4.750	05/01/2028	A1	435,000	476,869
Union County NC Limited Obligation Refunding	5.000	12/01/2024	Aa1	125,000	149,663
Wake County NC Limited Obligation	5.000	12/01/2035	Aa1	500,000	579,260

					14,234,145
SCHOOL IMPROVEMENT BONDS
8.89% of Net Assets
Brunswick County NC Limited Obligation	5.000	06/01/2030	Aa3	250,000	287,728
Brunswick County NC Limited Obligation	5.000	06/01/2031	Aa3	250,000	286,163
Cabarrus County NC Limited Obligation	5.000	04/01/2035	Aa2	1,435,000	1,644,065
Davidson County NC Limited Obligation	5.000	06/01/2032	Aa3	500,000	579,605
Duplin County Limited Obligation	5.000	04/01/2034	A2	235,000	265,498
Duplin County NC Limited Obligation	5.000	04/01/2032	A2	750,000	856,740
Franklin County NC Certificates of Participation	5.000	09/01/2027	Aa3	750,000	763,230
Nash County NC Limited Obligation	5.000	10/01/2030	Aa3	2,045,000	2,257,230
Onslow County NC Limited Obligation	5.000	06/01/2033	Aa3	500,000	571,160
Onslow County NC Limited Obligation	4.000	10/01/2034	Aa3	500,000	524,180
Onslow County North Carolina Limited Obligation	4.000	10/01/2035	Aa3	500,000	522,115
Pitt County NC Limited Obligation	4.000	04/01/2031	Aa2	500,000	530,440
Pitt County NC Limited Obligation	4.000	04/01/2034	Aa2	550,000	573,876
Sampson County NC Limited Obligation	5.000	12/01/2033	A1/A*	1,975,000	2,245,337
Wilkes County NC Limited Obligation	5.000	06/01/2031	A1	350,000	397,642

					12,305,009
PUBLIC FACILITIES REVENUE BONDS
5.98% of Net Assets
Charlotte NC Certificates of Participation Convention Facilities	5.000	06/01/2034	Aa2	900,000	963,692
Forsyth County NC Limited Tax	5.000	04/01/2031	Aa1	335,000	380,031
Henderson County NC Limited Obligation	5.000	10/01/2030	Aa3	250,000	290,730
Henderson County NC Limited Obligation	5.000	10/01/2031	Aa3	500,000	578,600
Jacksonville Public FacilitiesCorporation Limited Obligation	5.000	04/01/2031	A1	265,000	293,983
Jacksonville Public FacilitiesCorporation Limited Obligation	5.000	04/01/2032	A1	100,000	110,493
Kannapolis NC Limited Obligation	5.000	04/01/2032	Aa3	500,000	563,390
Mecklenburg County NC Certificates Participation	5.000	02/01/2026	Aa1	550,000	567,408
Onslow County NC Limited Obligation	5.000	06/01/2032	Aa3	500,000	573,885
Raleigh NC Limited Obligation	5.000	10/01/2038	Aa1	500,000	564,005
Raleigh NC Limited Obligation	5.000	10/01/2034	Aa1	1,420,000	1,627,945
Watauga NC Public Facilities Corporation Limited Obligation	5.000	06/01/2027	Aa3	750,000	844,980
Winston Salem NC Limited Obligation	5.000	06/01/2031	Aa1	800,000	912,632

					8,271,774

DUPREE MUTUAL FUNDS – NORTH CAROLINA TAX-FREE INCOME SERIES SCHEDULE OF PORTFOLIO INVESTMENTS North Carolina Municipal Bonds — 100% of Net Assets March 31, 2017	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
5.42% of Net Assets
Buncombe County NC Limited Obligation	5.000%	06/01/2030	Aa1	$250,000	$284,528
Buncombe County NC Limited Obligation	5.000	06/01/2032	Aa1	250,000	284,135
Buncombe County NC Limited Obligation	5.000	06/01/2034	Aa1	1,100,000	1,243,912
Buncombe County NC Limited Obligation	5.000	06/01/2033	Aa1	600,000	688,194
Buncombe County NC Limited Obligation	5.000	06/01/2034	Aa1	365,000	416,947
Charlotte NC Certificates of Participation	5.000	12/01/2029	Aa1	340,000	386,685
Johnston County NC Limited Obligation	4.750	06/01/2033	Aa2	500,000	549,795
Orange County NC Public Facilities Company Limited Obligation	4.750	10/01/2032	Aa1	750,000	821,670
Rocky Mount NC Special Obligation	4.500	05/01/2032	Aa3	1,500,000	1,651,380
Winston Salem NC Certificatesof Participation	4.750	06/01/2031	Aa1	620,000	621,042
Winston Salem NC Limited Obligation	4.500	06/01/2034	Aa1	500,000	543,315

					7,491,603
AIRPORT BONDS
3.36% of Net Assets
Charlotte NC Douglas International Airport	5.000	07/01/2025	Aa3	1,000,000	1,010,220
Charlotte NC Douglas International Airport	5.000	07/01/2030	Aa3	1,095,000	1,280,197
Raleigh Durham NC Airport	5.000	05/01/2029	Aa3	235,000	259,391
Raleigh Durham NC Airport	5.000	05/01/2036	Aa3	1,480,000	1,620,467
Raleigh Durham NC Airport	5.000	05/01/2032	Aa3	440,000	481,760

					4,652,035
TURNPIKES/TOLLROAD/HIGHWAY BONDS
1.69% of Net Assets
NC State Grant Anticipation Revenue Vehicle Garvee	5.000	03/01/2030	A2	200,000	229,058
NC State Turnpike Authority Monroe Connector System	5.000	07/01/2029	Aa2	500,000	565,385
NC State Turnpike Authority Monroe Connector System	5.000	07/01/2031	Aa2	1,385,000	1,549,843

					2,344,286
ESCROWED TO MATURITY BONDS
1.54% of Net Assets
NC Eastern Municipal Power Agency	6.000	01/01/2018	AAA@	1,000,000	1,037,090
NC Eastern Municipal Power Agency	6.000	01/01/2022	A3	915,000	1,097,954

					2,135,044
LEASE REVENUE BONDS
1.24% of Net Assets
Buncombe County NC Limited Obligation	5.000	06/01/2032	Aa1	1,500,000	1,711,830

MISCELLANEOUS REVENUE BONDS
.41% of Net Assets
Wilmington NC Storm Water Revenue	5.000	06/01/2035	Aa2	500,000	568,830

Total Investments 98.86% of Net Assets (cost $134,046,705) (See (a) below for further explanation)					$136,754,136

Other assets in excess of liabilities 1.14%					1,582,599

Net Assets 100%					$138,336,735

#	Ratings by Moody’s Investors Services, Inc. unless noted otherwise.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor’s Corporation
@	Fitch’s Investors Service
NR	Not Rated

(a)	Cost for federal income tax purposes is $134,046,705 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$3,661,020
Unrealized depreciation	(953,589)

Net unrealized appreciation	$2,707,431

Other Information

The Fund follows Financial Accounting Stardards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”. FAS 157 established a three-tier hierarchy to priortize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	136,754,136
Level 3	Significant Unobservable Inputs	—

$136,754,136

The Fund held no investments or other financial instruments as of March 31, 2017 whose fair value was determined using Level 3 inputs. There were no transfers in and out of level 1, 2 or 3 during the period ending March 31, 2017.

The Fund generally uses a pricing vendor to provide evaluations for its investments, which are derived from the vendor’s pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, benchmark curves or information pertaining to the issuer. The pricing vendor may use a matrix approach, which considers information regarding securities with similar characteristics to determine the evaluation for a securitiy.

DUPREE MUTUAL FUNDS – NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES SCHEDULE OF PORTFOLIO INVESTMENTS North Carolina Municipal Bonds — 100% of Net Assets March 31, 2017	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
REFUNDING BONDS
23.82% of Net Assets
Bertie County Limited Obligation	4.000%	06/01/2022	A1	$200,000	$217,790
Cabarrus County NC Certificates of Participation	5.000	04/01/2021	AA*	150,000	165,252
Charlotte NC Certificate of Participation	5.000	12/01/2024	Aa2	250,000	298,935
Charlotte NC Certificates of Participation	4.000	06/01/2022	Aa1	125,000	138,703
Charlotte NC Certificates of Participation	4.000	06/01/2025	Aa1	300,000	329,520
Charlotte NC Certificates of Participation	5.000	06/01/2023	Aa1	625,000	735,638
Charlotte NC Certificates of Participation	5.000	12/01/2025	Aa2	100,000	120,928
Cumberland County NC Certificates of Participation	3.500	12/01/2020	Aa2	185,000	194,287
Cumberland County NC Certificates of Participation	5.000	12/01/2017	Aa2	350,000	359,678
Dare County NC Limited Obligation	4.000	06/01/2019	Aa3	100,000	105,638
Dare County NC Limited Obligation	5.000	06/01/2024	Aa3	335,000	383,381
Durham NC Refunding	5.000	09/01/2022	Aaa	125,000	146,753
Johnston County NC Limited Obligation	5.000	06/01/2029	Aa2	350,000	403,848
Pender County NC Limited Obligation	3.000	06/01/2019	Aa3	220,000	227,293
Raleigh NC Limited Obligation Refunding	5.000	10/01/2023	Aa2	250,000	296,338
Richmond County NC Limited Obligation Refunding	4.000	04/01/2019	A1	225,000	235,861
Rockingham County Limited Obligation	5.000	04/01/2023	Aa3	250,000	291,894
Rockingham County NC Limited Obligation	4.000	04/01/2024	Aa3	105,000	115,980
Sampson County NC Limited Obligation	5.000	12/01/2023	A1	165,000	192,717
Union County NC Limited Obligation	3.000	12/01/2018	Aa1	100,000	103,179
Warren County NC Limited Obligation	5.000	06/01/2023	A1	100,000	115,874

					5,179,487
PREREFUNDED BONDS
20.06% of Net Assets
Cabarrus County NC Certificates of Participation	5.000	06/01/2019	Aa2	420,000	439,782
Cabarrus County NC Certificates of Participation	5.000	01/01/2021	Aa2	200,000	213,660
Charlotte-Mecklenburg Hospital	4.375	01/15/2019	Aa3	150,000	154,014
Durham County NC Certificates of Participation	5.000	06/01/2020	Aa1	435,000	470,731
Durham County NC Certificates of Participation	5.000	06/01/2021	Aa1	240,000	259,714
Harnett County NC Certificates of Participation	5.000	12/01/2021	Aa3	200,000	205,436
Johnston NC Memorial Hospital Authority Mortgage Revenue	5.000	10/01/2018	A2	175,000	181,930
Moore County NC	5.000	06/01/2021	Aa3	200,000	222,816
Mooreville NC Certificates of Participation	4.125	09/01/2018	AA-*	250,000	253,303
NC Eastern Municipal Power Agency	5.250	01/01/2019	A3	550,000	567,457
NC Medical Care Duke University Health Systems	3.000	06/01/2019	Aa2	150,000	155,658
NC Municipal Power Agency #1 Catawba Electric	5.000	01/01/2021	AAA@	45,000	48,057
NC State Capital Improvement Obligation	5.000	05/01/2022	Aa1	100,000	104,387
NC State Capital Improvement Obligation	5.000	05/01/2022	Aa1	155,000	167,147
Onslow NC Water & Sewer	4.250	06/01/2022	A3	150,000	155,550
Rockingham County NC Certificates of Participation	4.000	04/01/2019	Aa3	100,000	102,968
Rutherford County NC Certificates of Participation	5.000	12/01/2018	A1	205,000	210,572
Rutherford County NC Certificates of Participation	5.000	12/01/2020	A1	100,000	102,718
Rutherford NC Certificates of Participation	4.000	12/01/2019	A1	200,000	204,110
University of North Carolina	4.250	10/01/2021	A1	20,000	20,947
University of North Carolina	4.250	10/01/2021	A1	20,000	20,947
Wilmington NC Certificates of Participation	4.200	06/01/2019	Aa2	100,000	103,761

					4,365,665
MUNICIPAL UTILITY REVENUE BONDS
13.82% of Net Assets
Brunswick County NC EnterpriseSystem Revenue	5.000	04/01/2027	Aa3	600,000	711,498
Cary NC Combined Enterprise Systems	4.000	12/01/2028	Aaa	250,000	278,638
Columbus County NC Limited Obligation	5.000	06/01/2023	A1	355,000	409,581
Gastonia North Carolina Combined Utilities System	4.000	05/01/2023	Aa2	150,000	167,466
Monroe NC Certificates of Participation	4.000	03/01/2019	Aa3	100,000	105,210
Mooresville NC Limited Obligation	5.000	11/01/2021	AA-*	350,000	397,404
NC Municipal Power Agency #1 Catawba Electric	5.000	01/01/2021	A2	205,000	218,335
NC Municipal Power Agency #1Catawba Electric	5.250	01/01/2018	A2	95,000	97,913
Union County NC Enterprise System Revenue	4.000	12/01/2022	Aa1	100,000	110,228
Wilson NC Certificates of Participation	5.000	05/01/2018	A1	160,000	160,501
Wilson NC Certificates of Participation	5.000	05/01/2022	A1	350,000	351,075

					3,007,849
SCHOOL IMPROVEMENT BONDS
10.07% of Net Assets
Cabarrus County NC Certificates of Participation	4.250	06/01/2017	Aa2	175,000	175,992
Cabarrus County NC Certificates of Participation	5.000	01/01/2019	Aa2	100,000	106,631
Cabarrus County NC Limited Obligation	5.000	04/01/2024	Aa2	350,000	415,755
Davidson County NC Limited Obligation	5.000	06/01/2024	Aa3	200,000	237,958
Nash County NC Limited Obligation	5.000	10/01/2018	Aa3	150,000	158,841
New Hanover County North Carolina	4.000	02/01/2028	Aaa	100,000	110,384
Onslow County NC Limted Obligation	5.000	06/01/2023	Aa3	250,000	292,353
Onslow County NC Limted Obligation	4.000	10/01/2024	Aa3	350,000	391,797
Rutherford County NC Certificates of Participation	5.000	12/01/2017	A1	105,000	107,818
Wilkes County NC Limited Obligation	5.000	06/01/2024	A1	165,000	192,850

					2,190,379

DUPREE MUTUAL FUNDS – NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES SCHEDULE OF PORTFOLIO INVESTMENTS North Carolina Municipal Bonds — 100% of Net Assets March 31, 2017	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
PUBLIC FACILITIES REVENUE BONDS
7.78% of Net Assets
Buncombe County NC Limited Obligation	5.000%	06/01/2028	Aa1	$500,000	$591,805
Charlotte NC Certificates of Participation	4.000	12/01/2022	Aa1	170,000	186,745
Chatham County NC Limited Obligation	5.000	11/01/2025	Aa2	500,000	599,600
Watauga NC Public Facillities Corporation Limited Obligation	5.000	06/01/2023	Aa3	275,000	314,281

					1,692,431
HOSPITAL AND HEALTHCARE REVENUE BONDS
6.20% of Net Assets
NC Medical Care Caromont Health	3.250	02/15/2018	A1	370,000	377,045
NC Medical Care Duke University	5.000	06/01/2026	Aa2	165,000	187,529
NC State Medical Care Commission Health Care Facilities	4.000	06/01/2025	Aa2	250,000	281,473
North Carolina State Medical Care Commission Mission Health System	5.000	10/01/2024	Aa3	250,000	296,635
North Carolina State Medical Care Commission Vidant Health	5.000	06/01/2028	A1	180,000	205,477

					1,348,159
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
4.98% of Net Assets
Johnston County NC Limited Obligation	4.000	06/01/2019	Aa2	150,000	158,657
NC State Capital Improvement Obligation	4.000	05/01/2020	Aa1	120,000	123,446
NC State Capital Improvement Obligation	5.000	05/01/2021	Aa1	350,000	388,787
NC State Capital Improvement Obligation	4.000	05/01/2025	Aa1	105,000	112,028
Salisbury NC Certificates of Participation	5.000	03/01/2019	A3	145,000	154,296
Winston Salem NC Limited Obligation	5.000	06/01/2023	Aa1	125,000	146,651

					1,083,865
ESCROWED TO MATURITY BONDS
3.64% of Net Assets
NC Eastern Municipal Power Agency	5.000	01/01/2021	AAA@	125,000	141,381
NC Eastern Municipal Power Agency	6.000	01/01/2022	AAA@	125,000	150,120
NC Eastern Municipal Power Agency	6.000	01/01/2022	A3	220,000	263,989
NC Eastern Municipal Power Agency	6.500	01/01/2018	A3	100,000	103,958
NC Municipal Power Agency #1 Catawba Electric	5.250	01/01/2018	AAA@	30,000	30,975
University NC Wilmington Certificates of Participation	4.000	06/01/2017	A1	100,000	100,526

					790,949
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
3.54% of Net Assets
Appalachian NC State University	5.000	10/01/2025	Aa3	235,000	283,332
University of NC at Greensboro	5.000	04/01/2025	Aa3	100,000	112,833
University of NC Wilmington Limited Obligation	5.000	06/01/2024	A1	265,000	312,594
University of North Carolina	4.250	10/01/2021	A1	60,000	62,539

					771,298
TURNPIKES/TOLLROAD/HIGHWAY BONDS
ESCROWED TO MATURITY BONDS
1.52% of Net Assets
NC State Grant Anticipation Revenue Vehicle	5.000	03/01/2021	A2	310,000	331,396

AD VALOREM PROPERTY BONDS
1.35% of Net Assets
Smithville Township NC	5.000	06/01/2024	A1	250,000	294,718

LEASE REVENUE BONDS
1.24% of Net Assets
Edgecombe County NC Limited Obligation	4.000	06/01/2022	A2	250,000	270,205

AIRPORT BONDS
.49% of Net Assets
Raleigh Durham NC Airport Authority	5.000	11/01/2017	Aa3	105,000	107,574

Total Investments 98.51% of Net Assets (cost $21,349,147) (See (a) below for further explanation)					$21,433,975

Other assets in excess of liabilities 1.49%					324,949

Net Assets 100%					$21,758,924

#	Ratings by Moody’s Investors Services, Inc. unless noted otherwise.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor’s Corporation
@	Fitch’s Investors Service
NR	Not Rated

(a)	Cost for federal income tax purposes is $21,349,147 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$257,509
Unrealized depreciation	(172,681)

Net unrealized appreciation	$84,828

DUPREE MUTUAL FUNDS – NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES SCHEDULE OF PORTFOLIO INVESTMENTS North Carolina Municipal Bonds — 100% of Net Assets March 31, 2017

Other Information

The Fund follows Financial Accounting Stardards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”. FAS 157 established a three-tier hierarchy to priortize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	21,433,975
Level 3	Significant Unobservable Inputs	—

$21,433,975

The Fund held no investments or other financial instruments as of March 31, 2017 whose fair value was determined using Level 3 inputs. There were no transfers in and out of level 1, 2 or 3 during the period ending March 31, 2017.

The Fund generally uses a pricing vendor to provide evaluations for its investments, which are derived from the vendor’s pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, benchmark curves or information pertaining to the issuer. The pricing vendor may use a matrix approach, which considers information regarding securities with similar characteristics to determine the evaluation for a securitiy.

DUPREE MUTUAL FUNDS – TENNESSEE TAX-FREE INCOME SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Tennessee Municipal Bonds — 100% of Net Assets March 31, 2017	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
MUNICIPAL UTILITY REVENUE BONDS
38.37% of Net Assets
Bristol TN Electric Revenue	5.000%	09/01/2038	AA-*	$1,525,000	$1,703,669
Chattanooga TN Electric Revenue	5.000	09/01/2035	AA+*	250,000	286,940
Chattanooga TN Electric Revenue	5.000	09/01/2040	AA+*	2,325,000	2,649,989
Citizens Gas Utility District TN Gas Revenue	5.000	05/01/2029	A*	110,000	115,661
Clarksville TN Electric Systems Revenue	5.000	09/01/2028	Aa2	1,000,000	1,109,430
Clarksville TN Electric Systems Revenue	5.000	09/01/2032	Aa2	480,000	527,486
Clarksville TN Electric Systems Revenue	5.000	09/01/2033	Aa2	2,000,000	2,202,040
Clarksville TN Water Sewer & Gas Revenue	5.000	02/01/2033	Aa2	500,000	565,700
Clarksville TN Water Sewer & Gas Revenue	5.000	02/01/2038	Aa2	1,000,000	1,106,260
Clarksville TN Water Sewer & Gas Revenue	5.000	02/01/2034	Aa2	500,000	578,755
Clarksville TN Water Sewer & Gas Revenue	5.000	02/01/2036	Aa2	500,000	575,400
Clarksville TN Water Sewer & Gas Revenue	5.000	02/01/2041	Aa2	2,750,000	3,146,358
Columbia TN Waterworks Revenue	5.000	12/01/2032	Aa3	885,000	976,925
Franklin TN Water & Sewer Revenue and Tax Authority	5.000	04/01/2024	Aaa	750,000	897,915
Franklin TN Water & Sewer System Revenue	4.000	02/01/2036	Aa3	250,000	261,163
Hallsdale-Powell Utility District Knox County Water & Sewer	5.000	04/01/2026	A3	1,000,000	1,002,690
Hallsdale-Powell Utility District Knox County Water & Sewer	5.000	04/01/2031	A3	740,000	741,228
Harpeth Valley TN Utilities District	5.000	09/01/2040	AA*	1,000,000	1,126,970
Harpeth Valley TN Utilities District	5.000	09/01/2034	AA*	500,000	567,465
Knox Chapman TN Utility District	4.500	01/01/2027	AA-*	1,000,000	1,105,900
Knox Chapman TN Utility District	5.000	01/01/2031	AA-*	250,000	288,633
Knox Chapman TN Utility District	5.000	01/01/2033	AA-*	250,000	285,823
Memphis TN Electric System Revenue	5.000	12/01/2031	Aa2	225,000	260,276
Memphis TN Electric System Revenue	5.000	12/01/2034	Aa2	1,250,000	1,427,388
Memphis TN Electric System Revenue	4.000	12/01/2036	Aa2	230,000	240,700
Metropolitan Government Nashville & Davidson County Electric	5.000	05/15/2036	AA+*	500,000	566,425
Metropolitan Government Nashville & Davidson County Electric	5.000	05/15/2039	AA+*	500,000	562,660
Metropolitan Government Nashville & Davidson County Electric	5.000	05/15/2033	AA+*	500,000	573,535
Metropolitan Government Nashville & Davidson County Electric	5.000	05/15/2036	AA+*	3,085,000	3,439,035
Metropolitan Government Nashville & Davidson County Water & Sewer	5.000	07/01/2030	Aa3	3,250,000	3,735,550
Metropolitan Government Nashville & Davidson County Water & Sewer	5.000	07/01/2031	Aa3	500,000	573,450
Metropolitan Government Nashville & Davidson County Water & Sewer	5.000	07/01/2033	Aa3	575,000	656,248
Metropolitan Government Nashville & Davidson County Water & Sewer	5.000	07/01/2040	Aa3	2,265,000	2,557,117
South Blount County TN Utility District Waterworks	5.000	12/01/2028	A2	765,000	827,401
Watauga River Tn Regional Water Authority Waterworks	5.000	07/01/2034	A*	500,000	551,795
West Wilson TN Utility District Waterworks	4.750	06/01/2028	NR	1,165,000	1,171,839
West Wilson Utility District TN Waterworks	5.000	06/01/2033	Aa3	1,170,000	1,277,741
White House TN Utility District Robertson & Sumner Counties Water & Sewer	4.000	01/01/2030	AA+*	1,000,000	1,094,960

					41,338,520
PREREFUNDED BONDS
20.37% of Net Assets
Blount County TN Public Building Authority Local Government	5.000	06/01/2025	Aa2	100,000	108,259
Blount County TN Public Building Authority Local Government	5.000	06/01/2027	Aa2	1,500,000	1,623,885
Blount County TN Public Building Authority Local Government	4.750	06/01/2031	Aa2	750,000	807,938
Blount County TN Public Building Authority Local Government	5.000	06/01/2032	Aa3	750,000	755,243
Chattanooga TN Electric Revenue	5.000	09/01/2026	AA+*	250,000	259,100
Citizens Gas Utility District TN Gas Revenue	5.000	05/01/2029	NR	140,000	151,063
Clarksville TN Electric System Revenue Bonds	5.000	09/01/2032	Aa2	1,250,000	1,271,313
Gallatin TN Water & Sewer Revenue	5.000	01/01/2028	Aa3	2,540,000	2,616,860
Gallatin TN Water & Sewer Revenue	5.000	01/01/2032	AA*	235,000	269,200
Harpeth Valley TN Utilities District	5.000	09/01/2032	Aa3	1,420,000	1,444,509
Jackson TN Energy Authority Gas System Revenue Bonds	5.000	10/01/2028	Aa2	1,000,000	1,020,560
Johnson City TN Health & Educational Facilities Escrowed	5.125	07/01/2025	AA-*	145,000	145,307
Knox Chapman TN Utility District	5.250	01/01/2036	AA-*	700,000	797,552
Metropolitan Government Nashville & Davidson County TN	4.750	05/15/2028	AA+*	460,000	479,463
Metropolitan Government Nashville & Davidson County TN	5.000	01/01/2025	Aa2	3,000,000	3,090,780
Metropolitan Government Nashville & Davidson County TN	5.000	05/15/2017	Aa2	205,000	206,060
Metropolitan Government Nashville & Davidson County TN	5.000	05/15/2017	Aa2	35,000	35,181
Metropolitan Government Nashville & Davidson County TN	5.000	05/15/2028	Aa2	205,000	206,060
Metropolitan Government Nashville & Davidson County TN Vanderbilt	5.000	10/01/2034	NR	210,000	229,759
Pigeon Forge TN	4.900	06/01/2028	Aa3	725,000	758,140
Shelby County TN Health Education and Housing Facilities	5.250	09/01/2027	A1	1,000,000	1,039,050
South Blount County TN Utility District Waterworks	5.000	12/01/2028	A2	360,000	395,791
TN State School Board Authority Higher Education Facilities	5.000	05/01/2028	Aa1	1,000,000	1,042,870
TN State School Board Authority Higher Education Facilities	5.000	05/01/2034	Aa1	500,000	539,725
TN State School Board Authority Higher Education Facilities	5.125	05/01/2033	NR	235,000	245,418
TN State School Board Authority Higher Education Facilities	5.125	05/01/2033	Aa1	1,065,000	1,111,849
West Wilson TN Utility District Waterworks	4.750	06/01/2028	NR	1,295,000	1,303,415

					21,954,350
PUBLIC FACILITIES REVENUE BONDS
10.25% of Net Assets
Memphis Shelby County Sports Authority	5.250	11/01/2026	Aa3	500,000	548,130
Memphis Shelby County Sports Authority	5.250	11/01/2027	Aa3	750,000	822,195
Memphis TN Refunding General Improvement	5.000	04/01/2031	Aa2	800,000	922,712
Metropolitan Government Nashville & Davidson County Convention Center	5.000	07/01/2026	A1	630,000	683,159
Metropolitan Government Nashville & Davidson County Sports Authority	5.000	08/01/2031	Aa3	1,500,000	1,702,350
Metropolitan Government Nashville & Davidson County Sports Authority	5.000	08/01/2038	Aa3	755,000	840,557
Pigeon Forge Industrial Development Board	5.000	06/01/2024	AA*	600,000	676,728
Pigeon Forge Industrial Development Board	5.000	06/01/2027	AA*	1,400,000	1,569,456
Pigeon Forge Industrial Development Board	5.000	06/01/2029	AA*	2,120,000	2,361,298
Pigeon Forge Industrial Development Board	5.000	06/01/2034	AA*	850,000	920,593

					11,047,178

DUPREE MUTUAL FUNDS – TENNESSEE TAX-FREE INCOME SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Tennessee Municipal Bonds — 100% of Net Assets March 31, 2017	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
8.09% of Net Assets
Franklin County TN Health & Education Facilities Board Revenue	5.000%	09/01/2030	A+*	$200,000	$224,102
Metropolitan Government Nashville & Davidson County Vanderbilt University	5.000	10/01/2028	Aa2	1,150,000	1,330,136
Metropolitan Government Nashville & Davidson County Vanderbilt University	5.000	10/01/2034	Aa2	790,000	863,920
Shelby County TN Health Education & Housing Facilities Board Rhodes College	5.000	08/01/2030	A1	500,000	557,985
Shelby County TN Health Education & Housing Facilities Board Rhodes College	5.000	08/01/2040	A1	650,000	730,412
TN State School Bond Authority	5.000	11/01/2043	Aa1	1,000,000	1,132,850
TN State School Bond Authority Higher Educational Facilities	5.000	11/01/2037	Aa1	1,400,000	1,599,836
TN State School Bond Authority Higher Educational Facilities	5.000	11/01/2040	Aa1	2,000,000	2,282,780

					8,722,021
REFUNDING BONDS
6.53% of Net Assets
Blount County TN	5.000	06/01/2037	Aa2	200,000	229,940
Chattanooga TN Industrial Development Board Lease Rent Revenue	5.000	10/01/2027	A2	1,000,000	1,019,850
Manchester TN Refunding General Obligation	5.000	06/01/2038	A2	100,000	108,261
Memphis TN General Improvement	5.000	04/01/2034	Aa2	500,000	569,825
Memphis TN General Improvement	5.000	04/01/2039	Aa2	250,000	284,063
Memphis TN Refunding	5.000	04/01/2030	Aa2	1,000,000	1,158,240
Memphis TN Refunding	5.000	04/01/2033	Aa2	250,000	285,938
Memphis TN Refunding	5.000	04/01/2035	Aa2	250,000	284,063
Memphis TN Refunding	5.000	04/01/2040	Aa2	500,000	565,750
Metropolitan Government Nashville & Davidson County TN	5.000	01/01/2033	Aa2	750,000	876,285
Pigeon Forge TN	4.900	06/01/2028	Aa3	275,000	286,226
Shelby County TN Refunding Series A	5.000	03/01/2026	Aa1	1,200,000	1,373,206

					7,041,647
HOSPITAL AND HEALTHCARE
6.52% of Net Assets
Chattanooga TN Health Educational and Housing Facilities Board	5.000	01/01/2033	Baa1	500,000	519,955
Jackson TN Hospital RevenueJackson Madison County Hospital	5.000	04/01/2036	A1	500,000	546,465
Metropolitan Government Nashville & Davidson County TN Health	5.000	07/01/2035	A3	2,205,000	2,456,943
Metropolitan Government Nashville & Davidson County TN Health	5.000	07/01/2040	A3	950,000	1,049,864
Rutherford County TN Health & Educational Facilities Ascension Health	5.000	11/15/2040	Aa2	1,500,000	1,612,770
Shelby County TN Health Education and Housing Facilities	5.000	05/01/2027	A1	750,000	835,935

					7,021,932
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
2.60% of Net Assets
Memphis Shelby County TN PortAuthority Community Development	5.000	04/01/2035	Aa3	625,000	691,150
Memphis TN Refunding and General Impact General Obligation	5.000	05/01/2036	Aa2	850,000	946,670
Metropolitan Government Nashville & Davidson County TN	4.000	07/01/2034	Aa2	500,000	528,870
Springfield TN Public Improvement	4.500	03/01/2024	A1	565,000	636,049

					2,802,739
STATE AND LOCAL MORTGAGE/HOUSING BONDS
1.93% of Net Assets
TN Housing Development Agency	5.000	07/01/2029	Aa1	350,000	354,382
TN Housing Development Agency Homeownership Program 1	5.000	07/01/2029	Aa1	430,000	438,806
TN Housing Development Agency Homeownership Program 2	4.700	07/01/2027	Aa1	775,000	795,259
TN Housing Development Agency Housing Finance Program	4.850	01/01/2025	Aa2	470,000	495,220

					2,083,667
AIRPORT BONDS
1.83% of Net Assets
Metropolitan Nashville Airport Authority	5.000	07/01/2034	A1	800,000	903,032
Metropolitan Nashville Airport Authority	5.000	07/01/2035	A1	250,000	281,618
Metropolitan Nashville Airport Authority	5.000	07/01/2040	A1	700,000	782,082

					1,966,732
SCHOOL IMPROVEMENT BONDS
1.43% of Net Assets
Rhea County TN	5.000	04/01/2029	A1	1,385,000	1,544,732

INDUSTRIAL REVENUE BONDS
.87% of Net Assets
Industrial Development Board TN Blount County	5.000	06/01/2027	Aa3	850,000	936,394

ESCROWED TO MATURITY BONDS
.05% of Net Assets
Johnson City TN Health & Educational Facilities Medical Center	5.000	07/01/2018	AA-*	50,000	50,136

Total Investments 98.84% of Net Assets (cost $103,200,121) (See (a) below for further explanation)					$106,510,048

Other assets in excess of liabilities 1.16%					1,245,371

Net Assets 100%					$107,755,419

#	Ratings by Moody’s Investors Services, Inc. unless noted otherwise.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor’s Corporation
@	Fitch’s Investors Service
NR	Not Rated

DUPREE MUTUAL FUNDS – TENNESSEE TAX-FREE INCOME SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Tennessee Municipal Bonds — 100% of Net Assets March 31, 2017	UNAUDITED

(a)	Cost for federal income tax purposes is $103,200,121 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$3,878,061
Unrealized depreciation	(568,134)

Net unrealized appreciation	$3,309,927

Other Information

The Fund follows Financial Accounting Stardards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”. FAS 157 established a three-tier hierarchy to priortize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	106,510,048
Level 3	Significant Unobservable Inputs	—

$106,510,048

The Fund held no investments or other financial instruments as of March 31, 2017 whose fair value was determined using Level 3 inputs. There were no transfers in and out of level 1, 2 or 3 during the period ending March 31, 2017.

The Fund generally uses a pricing vendor to provide evaluations for its investments, which are derived from the vendor’s pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, benchmark curves or information pertaining to the issuer. The pricing vendor may use a matrix approach, which considers information regarding securities with similar characteristics to determine the evaluation for a securitiy.

DUPREE MUTUAL FUNDS – TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Tennessee Municipal Bonds — 100% of Net Assets March 31, 2017	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
PREREFUNDED BONDS
23.56% of Net Assets
Blount County TN Public Building Authority	4.000%	06/01/2020	Aa2	$150,000	$159,186
Blount County TN Public Building Authority	5.000	06/01/2021	Aa2	175,000	189,532
Chattanooga TN Electric Revenue	5.000	09/01/2021	AA+*	400,000	414,824
Memphis TN General Improvement	5.000	04/01/2022	Aa2	185,000	199,273
Memphis TN General Obligation	5.000	05/01/2020	Aa2	250,000	269,863
Metropolitan Government Nashville & Davidson County TN	5.000	01/01/2019	Aa2	200,000	206,052
Metropolitan Government Nashville & Davidson County TN	5.000	05/15/2017	NR	35,000	35,178
Metropolitan Government Nashville & Davidson County TN	5.000	05/15/2019	Aa2	215,000	216,112
Metropolitan Government Nashville & Davidson County TN	4.000	07/01/2023	NR	140,000	151,896
Metropolitan Government Nashville & Davidson County TN	4.000	07/01/2024	NR	20,000	22,333
Robertson County TN School	4.000	06/01/2020	Aa3	250,000	258,791
Shelby County TN Health Educational & Housing Facilities	5.250	09/01/2020	A1	400,000	415,620

					2,538,660
PUBLIC FACILITIES REVENUE BONDS
18.96% of Net Assets
Memphis TN Center City Revenue Finance Corporation	5.250	11/01/2025	Aa3	100,000	115,111
Memphis TN Center City Revenue Finance Corporation Sports Facility	4.000	02/01/2021	Aa3	100,000	107,880
Memphis TN Center City Revenue Finance Corporation Sports Facility	4.000	02/01/2022	Aa3	220,000	239,111
Memphis TN Center City Revenue Finance Corporation Sports Facility	5.000	02/01/2026	Aa3	100,000	116,156
Memphis-Shelby County TN Sports Authority Memphis Arena	5.000	11/01/2017	Aa3	275,000	281,168
Metropolitan Government Nashville & Davidson County TN Convention	3.750	07/01/2018	A1	100,000	103,318
Metropolitan Government Nashville & Davidson County TN Sports Authority	5.250	08/01/2024	Aa3	190,000	223,588
Metropolitan Government Nashville & Davidson County TN Sports Authority	5.250	08/01/2025	Aa3	195,000	228,341
Metropolitan Government Nashville & Davidson County TN Sports Authority	5.250	08/01/2026	Aa3	100,000	116,330
Metropolitan Government Nashville & Davidson County TN Sports Authority	5.000	07/01/2023	Aa3	125,000	146,364
Pigeon Forge Industrial Development Board	5.000	06/01/2024	AA*	175,000	197,379
Pigeon Forge Public Facilities	5.000	06/01/2023	AA*	150,000	168,668

					2,043,414
MUNICIPAL UTILITY REVENUE BONDS
15.49% of Net Assets
Castalian Springs - Bethpage TN Waterworks	3.000	01/01/2019	A+*	175,000	179,146
Chattanooga TN Electric Revenue	5.000	09/01/2023	AA+*	250,000	296,273
Columbia TN Electric System Revenue	5.000	09/01/2021	Aa3	165,000	173,732
Harpeth Valley TN Utilities District Davidson & Williamson Counties	4.000	09/01/2024	AA*	225,000	253,557
Johnson City TN Electric Revenue	4.000	05/01/2022	Aa2	100,000	100,230
Johnson City TN Electric Revenue	4.500	05/01/2021	Aa2	50,000	51,754
Knoxville TN Gas Revenue	4.000	03/01/2025	Aa2	240,000	264,120
Metropolitan Government Nashville & Davidson County TN Water & Sewer	5.250	01/01/2019	Aa2	125,000	134,100
Metropolitan Government Nashville & Davidson County TN Water & Sewer	5.000	07/01/2026	Aa3	100,000	116,517
New Market Utility District Jefferson County TN Waterworks	4.000	06/01/2017	A3	100,000	100,495

					1,669,924
REFUNDING BONDS
12.82% of Net Assets
Memphis TN General Improvement	5.000	11/01/2023	Aa2	350,000	414,698
Metropolitan Government Nashville & Davidson County TN	5.000	07/01/2021	Aa2	175,000	195,062
Metropolitan Government Nashville & Davidson County TN	4.000	07/01/2023	Aa2	110,000	118,109
Metropolitan Government Nashville & Davidson County TN	4.000	07/01/2024	Aa2	80,000	87,809
Polk County TN Refinancing	5.000	05/01/2020	A2	150,000	150,492
Rhea County TN	3.000	04/01/2018	A1	200,000	203,930
Unicoi County TN Refunding	5.250	04/01/2019	A1	200,000	211,670

					1,381,770
SCHOOL IMPROVEMENT BONDS
10.21% of Net Assets
Gibson County Special School District	5.000	04/01/2021	AA*	250,000	282,912
Kingsport TN General Obligation Unlimited	4.000	09/01/2028	Aa2	100,000	109,034
Lincoln County TN	5.250	04/01/2019	Aa3	200,000	215,300
Rhea County TN	4.000	04/01/2025	A1	250,000	267,523
Robertson County TN School and Public Improvement	4.000	06/01/2019	AA*	100,000	106,169
Sumner County TN	5.000	12/01/2025	AA+*	100,000	119,964

					1,100,902
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
6.10% of Net Assets
Franklin County TN Health & Educational Facilities Board	4.000	09/01/2019	A+*	350,000	372,407
Franklin County TN Health & Educational Facilities Board	4.000	09/01/2024	A+*	135,000	146,337
Shelby County TN Health Educational & Housing Facilities Rhodes College	5.000	08/01/2022	A1	120,000	139,044

					657,788
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
4.73% of Net Assets
Claiborne County TN Public Improvement	5.000	04/01/2017	NR	145,000	145,000
Gallatin County Capital Outlay Notes	4.625	01/01/2019	AA+*	100,000	106,181
Memphis TN Refunding General Improvement	5.000	10/01/2017	Aa2	100,000	102,005
Sevier County TN Public Building Authority	5.000	06/01/2018	AA-*	150,000	156,995

					510,181

DUPREE MUTUAL FUNDS – TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Tennessee Municipal Bonds — 100% of Net Assets March 31, 2017	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
STATE AND LOCAL MORTGAGE/HOUSING BONDS
2.77% of Net Assets
TN Housing Development Agency	4.800	07/01/2024	Aa1	110,000	112,295
TN Housing Development Agency Homeownership Program	1.900%	07/01/2019	Aa1	$185,000	$186,751

					299,046
HOSPITAL AND HEALTHCARE
2.61% of Net Assets
Shelby County TN Health Educational & Housing Facilities	4.250	09/01/2020	A-*	265,000	281,319

AIRPORT BONDS
1.03% of Net Assets
Metropolitan Nashville Airport Authority	4.000	07/01/2023	A1	100,000	110,639

ESCROWED TO MATURITY BONDS
.23% of Net Assets
Claiborne County TN Public Improvement	5.000	04/01/2017	NR	25,000	25,000

Total Investments 98.51% of Net Assets (cost $10,500,863) (See (a) below for further explanation)					$10,618,643

Other assets in excess of liabilities 1.49%					160,570

Net Assets 100%					$10,779,213

#	Ratings by Moody’s Investors Services, Inc. unless noted otherwise.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor’s Corporation
@	Fitch’s Investors Service
NR	Not Rated

(a)	Cost for federal income tax purposes is $10,500,863 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$151,898
Unrealized depreciation	(34,118)

Net unrealized appreciation	$117,780

Other Information

The Fund follows Financial Accounting Stardards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”. FAS 157 established a three-tier hierarchy to priortize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	10,618,643
Level 3	Significant Unobservable Inputs	—

$10,618,643

The Fund held no investments or other financial instruments as of March 31, 2017 whose fair value was determined using Level 3 inputs. There were no transfers in and out of level 1, 2 or 3 during the period ending March 31, 2017.

The Fund generally uses a pricing vendor to provide evaluations for its investments, which are derived from the vendor’s pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, benchmark curves or information pertaining to the issuer. The pricing vendor may use a matrix approach, which considers information regarding securities with similar characteristics to determine the evaluation for a securitiy.

DUPREE MUTUAL FUNDS – INTERMEDIATE GOVERNMENT BOND SERIES SCHEDULE OF PORTFOLIO INVESTMENTS U.S. Government Securities and Agencies — 100% of Net Assets March 31, 2017	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
FEDERAL FARM CREDIT
63.30% of Net Assets
Federal Farm Credit Bank	5.250%	10/25/2022	Aaa	$1,500,000	$1,744,926
Federal Farm Credit Bank	5.050	12/21/2021	Aaa	370,000	420,015
Federal Farm Credit Bank	5.840	07/20/2022	Aaa	2,650,000	3,134,298
Federal Farm Credit Bank	5.250	05/10/2022	Aaa	2,000,000	2,296,352
Federal Farm Credit Bank	5.125	11/28/2022	Aaa	2,000,000	2,314,116

					9,909,707
FEDERAL HOME LOAN BANK
31.92% of Net Assets
Federal Home Loan Bank	5.365	09/09/2024	Aaa	1,750,000	2,092,517
Federal Home Loan Bank	5.000	12/10/2021	Aaa	500,000	566,614
Federal Home Loan Bank	5.750	06/10/2022	Aaa	2,000,000	2,337,802

					4,996,933
FEDERAL NATIONAL MORTGAGE ASSOCIATION
3.68% of Net Assets
Federal National Mortgage Association	8.100	08/12/2019	Aaa	500,000	576,923

Total Investments 98.90% of Net Assets (cost $14,685,076) (See (a) below for further explanation)					$15,483,563

Other assets in excess of liabilities 1.10%					172,799

Net Assets 100%					$15,656,362

#	Ratings by Moody’s Investors Services, Inc. unless noted otherwise.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor’s Corporation
@	Fitch’s Investors Service
NR	Not Rated

(a)	Cost for federal income tax purposes is $14,685,076 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$798,487
Unrealized depreciation	—

Net unrealized appreciation	$798,487

Other Information

The Fund follows Financial Accounting Stardards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”. FAS 157 established a three-tier hierarchy to priortize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

	Valuation Inputs	Government Agencies
Level 1	Quoted Prices	—
Level 2	Other Significant Observable Inputs	$15,483,563
Level 3	Significant Unobservable Inputs	—

$15,483,563

The Fund held no investments or other financial instruments as of March 31, 2017 whose fair value was determined using Level 3 inputs. There were no transfers in and out of level 1, 2 or 3 during the period ending March 31, 2017.

The Fund generally uses a pricing vendor to provide evaluations for its investments, which are derived from the vendor’s pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, benchmark curves or information pertaining to the issuer. The pricing vendor may use a matrix approach, which considers information regarding securities with similar characteristics to determine the evaluation for a securitiy.

DUPREE MUTUAL FUNDS – TAXABLE MUNICIPAL BOND SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Taxable Municipal Bonds — 100% of Net Assets March 31, 2017	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
PUBLIC FACILITIES REVENUE BONDS
31.84’% of Net Assets
Buncombe County NC Limited Obligation Build America	6.800%	06/01/2030	Aa1	$250,000	$276,170
Decatur GA Urban Redevelopment Agency Revenue Build America	6.920	01/01/2038	Aa2	150,000	168,264
Franklin County OH Convention Facilities Authority	6.640	12/01/2042	Aa2	240,000	293,342
Grand Junction CO Certificates of Participation Build America	7.500	12/01/2030	A+*	425,000	477,232
Metropolitan Government Nashville & Davidson County TN	7.431	07/01/2043	A1	190,000	250,977
Pennington County SD Certificates of Participation Build America	7.200	06/01/2037	Aa2	750,000	837,000
Pompano Beach FL Certificates of Participation	5.579	01/01/2040	A1	225,000	236,214
Rhode Island Convention Center	6.060	05/15/2035	Aa3	70,000	82,660
Sarasota County FL Capital Improvement Revenue Build America	7.016	10/01/2040	AA+*	710,000	817,586

					3,439,445
MUNICIPAL UTILITY REVENUE BONDS
26.25% of Net Assets
Altoona PA Water Authority Sewer Revenue Build America	7.064	12/01/2040	AA*	425,000	476,204
Davie FL Water & Sewer Revenue Build America	6.849	10/01/2040	Aa3	40,000	44,966
FL State Utility Revenue	6.548	10/01/2040	A2	60,000	67,855
Heber UT Light & Power Build America	7.000	12/15/2030	A2	375,000	419,801
Metrolpolitan Government Nashville & Davidson County TN Recovery Zone	6.693	07/01/2041	Aa3	200,000	265,038
Pigeon Forge TN Build America Recovery Zone	7.125	06/01/2040	AA*	300,000	385,512
Sedalia MO Certificates of Participation Build America	7.300	06/01/2035	AA*	500,000	536,120
West Knox Utilities District Knox County TN Water and Sewer	6.900	06/01/2040	AA+*	400,000	469,944
Williamsport PA Municipal Water Authority Build America	6.100	01/01/2040	A2	60,000	62,392
York County VA Sewer Revenue Build America	6.607	06/01/2040	Aa3	100,000	109,137

					2,836,969
SCHOOL IMPROVEMENT BONDS
14.77% of Net Assets
Armstrong School District PA Build America	7.000	03/15/2041	AA*	750,000	855,382
CO State Building Excellent Schools Today Certificates of Participation	7.017	03/15/2031	Aa2	400,000	454,544
Jefferson County TN Build America Bonds	6.625	06/01/2040	Aa3	250,000	285,973

					1,595,899
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
10.30% of Net Assets
KY State Property & Buildings Build America	5.921	11/01/2030	Aa3	250,000	291,635
Lincoln AL Build America Recovery Zone	6.800	06/01/2040	AA*	425,000	466,535
Scottsboro AL Build America Bonds	6.400	11/01/2040	A2	250,000	282,938
Utah County UT Excise Tax Revenue	7.130	12/01/2039	AA-*	65,000	71,933

					1,113,041
HOSPITAL AND HEALTHCARE REVENUE BONDS
4.64% of Net Assets
Midland County TX Hospital District	6.440	05/15/2039	Aa2	185,000	221,234
University NC Chapel Hill Hospital Revenue Build America	6.329	02/01/2031	Aa3	250,000	280,008

					501,242
TURNPIKES/TOLLROAD/HIGHWAY BONDS
3.06% of Net Assets
FL State Turnpike Authority Turnpike Revenue Build America	6.800	07/01/2039	Aa2	300,000	330,396

					330,396
MARINA/PORT AUTHORITY REVENUE BONDS
2.49% of Net Assets
Miami Dade County FL Special Obligation	7.500	04/01/2040	Aa3	200,000	269,570

UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
1.16% of Net Assets
Mesa State College CO Auxiliary Facilities Build America	6.746	05/15/2042	Aa2	100,000	125,316

Total Investments 94.51% of Net Assets (cost $9,119,958) (See (a) below for further explanation)					$10,211,878

Other assets in excess of liabilities 5.49%					593,672

Net Assets 100%					$10,805,550

#	Ratings by Moody’s Investors Services, Inc. unless noted otherwise.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor’s Corporation
@	Fitch’s Investors Service
NR	Not Rated

(a)	Cost for federal income tax purposes is $9,119,958 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$1,091,960
Unrealized depreciation	(40)

Net unrealized appreciation	$1,091,920

DUPREE MUTUAL FUNDS – TAXABLE MUNICIPAL BOND SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Taxable Municipal Bonds — 100% of Net Assets March 31, 2017	UNAUDITED

Other Information

The Fund follows Financial Accounting Stardards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”. FAS 157 established a three-tier hierarchy to priortize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

	Valuation Inputs	Taxable Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	10,211,878
Level 3	Significant Unobservable Inputs	—

$10,211,878

The Fund held no investments or other financial instruments as of March 31, 2017 whose fair value was determined using Level 3 inputs. There were no transfers in and out of level 1, 2 or 3 during the period ending March 31, 2017.

The Fund generally uses a pricing vendor to provide evaluations for its investments, which are derived from the vendor’s pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, benchmark curves or information pertaining to the issuer. The pricing vendor may use a matrix approach, which considers information regarding securities with similar characteristics to determine the evaluation for a securitiy.

Item 2.	Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the third fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Dupree Mutual Funds

/s/ Michelle M. Dragoo
By: Michelle M. Dragoo, Vice President, Secretary, Treasurer /s/
Date: April 20, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Allen E. Grimes
By: Allen E. Grimes, III, Executive Vice President /s/
Date: April 20, 2017

/s/ Michelle M. Dragoo
By: Michelle M. Dragoo, Vice President, Secretary, Treasurer /s/
Date: April 20, 2017